UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number 811-08009

                        Old Mutual Insurance Series Fund
               (Exact name of registrant as specified in charter)

           4643 South Ulster Street, Suite 600, Denver, Colorado 80237
                    (Address of principal executive offices)

                               Julian F. Sluyters
           4643 South Ulster Street, Suite 600, Denver, Colorado 80237
                     (Name and address of agent for service)

                                   Copies to:

William H. Rheiner, Esq.                    Andra C. Ozols, Esq.
Ballard Spahr Andrews & Ingersoll           Old Mutual Capital, Inc.
1735 Market Street, 51st Floor              4643 South Ulster Street, Suite 600
Philadelphia, PA 19103-7599                 Denver, CO 80237
(215) 864-8600                              (720) 200-7725


       Registrant's telephone number, including area code: 1-800-433-0051

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2006

Item 1.   Schedule of Investments.
================================================================================

SCHEDULE OF INVESTMENTS


Old Mutual Columbus Circle Technology & Communications Portfolio
September 30, 2006 (Unaudited)



DESCRIPTION                               SHARES    VALUE (000)
----------------------------------------------------------------

COMMON STOCK -- 99.3%
    ADVERTISING SALES -- 1.3%
      Lamar Advertising, Cl A*            23,600  $     1,261
                                                  -----------
    Total Advertising Sales                             1,261
                                                  -----------
    AEROSPACE/DEFENSE -- 2.0%
      Lockheed Martin                     22,200        1,911
                                                  -----------
    Total Aerospace/Defense                             1,911
                                                  -----------
    APPLICATIONS SOFTWARE -- 5.2%
      Citrix Systems*                     81,500        2,951
      Microsoft                           71,800        1,962
                                                  -----------
    Total Applications Software                         4,913
                                                  -----------
    CASINO SERVICES -- 2.0%
      International Game
      Technology                          45,900        1,905
                                                  -----------
    Total Casino Services                               1,905
                                                  -----------
    CELLULAR TELECOMMUNICATIONS -- 1.8%
      NII Holdings*                       28,000        1,741
                                                  -----------
    Total Cellular Telecommunications                   1,741
                                                  -----------
    COMMERCIAL SERVICES -- 1.4%
      Alliance Data Systems*              23,287        1,285
                                                  -----------
    Total Commercial Services                           1,285
                                                  -----------
    COMMUNICATIONS SOFTWARE -- 1.0%
      DivX*                               38,100          906
                                                  -----------
    Total Communications Software                         906
                                                  -----------
    COMPUTER GRAPHICS -- 1.5%
      Trident Microsystems*               60,200        1,400
                                                  -----------
    Total Computer Graphics                             1,400
                                                  -----------
    COMPUTERS -- 6.6%
      Apple Computer*                     42,900        3,305
      Hewlett-Packard                     79,400        2,913
                                                  -----------
    Total Computers                                     6,218
                                                  -----------
    COMPUTERS-INTEGRATED SYSTEMS -- 1.1%
      Riverbed Technology*                52,050        1,015
                                                  -----------
    Total Computers-Integrated Systems                  1,015
                                                  -----------
    COMPUTERS-MEMORY DEVICES -- 3.0%
      Network Appliance*                  46,200        1,710
      SanDisk*                            21,900        1,172
                                                  -----------
    Total Computers-Memory Devices                      2,882
                                                  -----------
    ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 9.6%
      Broadcom, Cl A*                    116,114        3,523
      Micron Technology*                 116,966        2,035
      Netlogic Microsystems*              54,578        1,385
      Nvidia*                             47,110        1,394
      Volterra Semiconductor*             45,895          746
                                                  -----------
    Total Electronic Components-Semiconductors          9,083
                                                  -----------


DESCRIPTION                               SHARES    VALUE (000)
----------------------------------------------------------------
    ELECTRONIC FORMS -- 3.6%
      Adobe Systems*                      91,848  $     3,440
                                                  -----------
    Total Electronic Forms                              3,440
                                                  -----------
    ELECTRONIC MEASURING INSTRUMENTS -- 3.7%
      Garmin                              50,067        2,442
      Trimble Navigation*                 21,700        1,022
                                                  -----------
    Total Electronic Measuring Instruments              3,464
                                                  -----------
    ENTERPRISE SOFTWARE/SERVICES -- 8.4%
      BEA Systems*                       175,500        2,667
      Informatica*                       103,200        1,402
      Oracle*                            167,500        2,971
      Sybase*                             37,900          919
                                                  -----------
    Total Enterprise Software/Services                  7,959
                                                  -----------
    INSTRUMENTS-CONTROLS -- 1.4%
      Thermo Electron*                    34,200        1,345
                                                  -----------
    Total Instruments-Controls                          1,345
                                                  -----------
    INSTRUMENTS-SCIENTIFIC -- 1.1%
      Applera Corp - Applied
         Biosystems Group                 32,500        1,076
                                                  -----------
    Total Instruments-Scientific                        1,076
                                                  -----------
    INTERNET INFRASTRUCTURE SOFTWARE -- 4.5%
      Akamai Technologies*                54,900        2,745
      Opsware*                           164,600        1,483
                                                  -----------
    Total Internet Infrastructure Software              4,228
                                                  -----------
    INTERNET SECURITY -- 1.1%
      Checkfree*                          25,000        1,033
                                                  -----------
    Total Internet Security                             1,033
                                                  -----------
    MEDICAL INSTRUMENTS -- 1.6%
      Intuitive Surgical*                 14,500        1,529
                                                  -----------
    Total Medical Instruments                           1,529
                                                  -----------
    MEDICAL-BIOMEDICAL/GENETIC -- 2.8%
      Celgene*                            36,727        1,590
      Digene*                             24,000        1,036
                                                  -----------
    Total Medical-Biomedical/Genetic                    2,626
                                                  -----------
    MEDICAL-DRUGS -- 2.0%
      Shire ADR                           38,800        1,916
                                                  -----------
    Total Medical-Drugs                                 1,916
                                                  -----------
    NETWORKING PRODUCTS -- 3.7%
      Cisco Systems*                     152,600        3,510
                                                  -----------
    Total Networking Products                           3,510
                                                  -----------
    SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 2.5%
      Marvell Technology Group*          121,800        2,359
                                                  -----------
    Total Semiconductor Components-Integrated
    Circuits                                            2,359
                                                  -----------


1       Old Mutual Insurance Series Fund / Quarterly Report / September 30, 2006

================================================================================

SCHEDULE OF INVESTMENTS


Old Mutual Columbus Circle Technology & Communications Portfolio
September 30, 2006 (Unaudited)



                                    SHARES/FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)
----------------------------------------------------------------
    SEMICONDUCTOR EQUIPMENT -- 5.2%
      Applied Materials                  135,200  $     2,397
      ASML Holdings*                      67,400        1,569
      Formfactor*                         21,900          923
                                                  -----------
    Total Semiconductor Equipment                       4,889
                                                  -----------
    TELECOMMUNICATIONS EQUIPMENT -- 3.2%
      Harris                              67,800        3,016
                                                  -----------
    Total Telecommunications Equipment                  3,016
                                                  -----------
    TELECOMMUNICATIONS EQUIPMENT-FIBER OPTICS -- 2.4%
      Corning*                            91,600        2,236
                                                  -----------
    Total Telecommunications Equipment-Fiber
    Optics                                              2,236
                                                  -----------
    WEB PORTALS/ISP -- 5.6%
      Google, Cl A*                        9,500        3,818
      Yahoo!*                             57,500        1,454
                                                  -----------
    Total Web Portals/ISP                               5,272
                                                  -----------
    WIRELESS EQUIPMENT -- 8.1%
      American Tower, Cl A*               59,600        2,175
      Motorola                            45,500        1,138
      Nokia ADR                           73,700        1,451
      Qualcomm                            79,100        2,875
                                                  -----------
    Total Wireless Equipment                            7,639
                                                  -----------
    X-RAY EQUIPMENT -- 1.9%
      Hologic*                            42,400        1,845
                                                  -----------
    Total X-Ray Equipment                               1,845
                                                  -----------
Total Common Stock
  (Cost $73,257)                                       93,902
                                                  -----------

REPURCHASE AGREEMENT -- 0.6%
  Morgan Stanley,
    5.20%, dated 09/29/06, to be
    repurchased 10/02/06, repurchase price $575,519 (collateralized by various U.S. Government obligations, par values ranging from $95,000 to $495,000, 5.200% to 5.500%, 09/28/07 to 07/20/20, total market value $588,624)
    (A)                                 $    575          575
                                                  -----------
Total Repurchase Agreement
  (Cost $575)                                             575
                                                  -----------

Total Investments -- 99.9% +
  (Cost $73,832)                                       94,477
                                                  -----------

Other Assets and Liabilities, Net -- 0.1%                  78
                                                  -----------

Net Assets -- 100.0%                              $    94,555
                                                  ===========



* Non-income producing security.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
ISP -- Internet Service Provider
Cost figures are shown with "000's" omitted.

+ At September 30, 2006, the tax basis cost of the Portfolio's investments was $73,832,096, and the unrealized appreciation and depreciation were $21,942,045 and $(1,297,125), respectively.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.















2       Old Mutual Insurance Series Fund / Quarterly Report / September 30, 2006

================================================================================

SCHEDULE OF INVESTMENTS


Old Mutual Growth II Portfolio
September 30, 2006 (Unaudited)




DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------

COMMON STOCK -- 98.5%
    ADVANCED MATERIALS/PRODUCTS -- 0.2%
      Ceradyne*                            2,005  $        82
                                                  -----------
    Total Advanced Materials/Products                      82
                                                  -----------
    ADVERTISING SALES -- 0.2%
      Lamar Advertising, Cl A*             1,760           94
                                                  -----------
    Total Advertising Sales                                94
                                                  -----------
    AGRICULTURAL CHEMICALS -- 0.3%
      Syngenta ADR                         3,425          103
                                                  -----------
    Total Agricultural Chemicals                          103
                                                  -----------
    AIRLINES -- 0.5%
      Continental Airlines, Cl B*          2,000           57
      US Airways Group*                    2,920          129
                                                  -----------
    Total Airlines                                        186
                                                  -----------
    APPAREL MANUFACTURERS -- 1.8%
      Coach*                              12,637          435
      Guess?*                              2,530          123
      Gymboree*                            2,900          122
                                                  -----------
    Total Apparel Manufacturers                           680
                                                  -----------
    APPLICATIONS SOFTWARE -- 0.6%
      Citrix Systems*                      5,980          217
                                                  -----------
    Total Applications Software                           217
                                                  -----------
    AUCTION HOUSE/ART DEALER -- 0.5%
      Sotheby's                            5,425          175
                                                  -----------
    Total Auction House/Art Dealer                        175
                                                  -----------
    AUTO-MEDIUM & HEAVY DUTY TRUCKS -- 1.1%
      Oshkosh Truck                        8,175          413
                                                  -----------
    Total Auto-Medium & Heavy Duty Trucks                 413
                                                  -----------
    BATTERIES/BATTERY SYSTEMS -- 0.1%
      Energy Conversion Devices*           1,450           54
                                                  -----------
    Total Batteries/Battery Systems                        54
                                                  -----------
    BEVERAGES-NON-ALCOHOLIC -- 0.3%
      Pepsi Bottling Group                 3,610          128
                                                  -----------
    Total Beverages-Non-Alcoholic                         128
                                                  -----------
    BEVERAGES-WINE/SPIRITS -- 0.8%
      Constellation Brands, Cl A*         10,700          308
                                                  -----------
    Total Beverages-Wine/Spirits                          308
                                                  -----------
    BUILDING-MOBILE HOME/MANUFACTURED HOUSING -- 0.5%
      Thor Industries                      4,850          200
                                                  -----------
    Total Building-Mobile Home/Manufactured
    Housing                                               200
                                                  -----------
    BUILDING-RESIDENTIAL/COMMERCIAL -- 1.0%
      KB Home                              3,875          170
      Pulte Homes                          7,150          228
                                                  -----------
    Total Building-Residential/Commercial                 398
                                                  -----------


DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------
    CASINO HOTELS -- 0.6%
      Wynn Resorts*                        3,560  $       242
                                                  -----------
    Total Casino Hotels                                   242
                                                  -----------
    CASINO SERVICES -- 1.6%
      International Game
      Technology                          11,650          483
      Scientific Games, Cl A*              4,560          145
                                                  -----------
    Total Casino Services                                 628
                                                  -----------
    CELLULAR TELECOMMUNICATIONS -- 2.0%
      Leap Wireless International*         2,170          105
      NII Holdings*                       10,445          649
                                                  -----------
    Total Cellular Telecommunications                     754
                                                  -----------
    CHEMICALS-SPECIALTY -- 0.5%
      Ecolab                               4,570          196
                                                  -----------
    Total Chemicals-Specialty                             196
                                                  -----------
    COMMERCIAL BANKS NON-US -- 0.6%
      HDFC Bank ADR                        3,700          226
                                                  -----------
    Total Commercial Banks Non-US                         226
                                                  -----------
    COMMERCIAL BANKS-SOUTHERN US -- 0.9%
      Colonial BancGroup                   3,460           85
      Compass Bancshares                   4,400          250
                                                  -----------
    Total Commercial Banks-Southern US                    335
                                                  -----------
    COMMERCIAL BANKS-WESTERN US -- 0.4%
      East West Bancorp                    4,050          160
                                                  -----------
    Total Commercial Banks-Western US                     160
                                                  -----------
    COMMERCIAL SERVICES-FINANCE -- 1.0%
      Euronet Worldwide*                   5,775          142
      Wright Express*                     10,400          250
                                                  -----------
    Total Commercial Services-Finance                     392
                                                  -----------
    COMPUTER SERVICES -- 2.1%
      Cognizant Technology
         Solutions, Cl A*                  7,524          557
      SRA International, Cl A*             7,825          235
                                                  -----------
    Total Computer Services                               792
                                                  -----------
    COMPUTER SOFTWARE -- 0.7%
      Blackbaud                           12,825          282
                                                  -----------
    Total Computer Software                               282
                                                  -----------
    COMPUTERS-INTEGRATED SYSTEMS -- 0.0%
      Riverbed Technology*                   770           15
                                                  -----------
    Total Computers-Integrated Systems                     15
                                                  -----------
    COMPUTERS-MEMORY DEVICES -- 1.2%
      Network Appliance*                   5,220          193
      SanDisk*                             4,890          262
                                                  -----------
    Total Computers-Memory Devices                        455
                                                  -----------


1       Old Mutual Insurance Series Fund / Quarterly Report / September 30, 2006

================================================================================

SCHEDULE OF INVESTMENTS


Old Mutual Growth II Portfolio
September 30, 2006 (Unaudited)




DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------
    COMPUTERS-PERIPHERAL EQUIPMENT -- 0.6%
      Logitech International ADR*         10,350  $       225
                                                  -----------
    Total Computers-Peripheral Equipment                  225
                                                  -----------
    CONSUMER PRODUCTS-MISCELLANEOUS -- 0.6%
      Jarden*                              6,825          225
                                                  -----------
    Total Consumer Products-Miscellaneous                 225
                                                  -----------
    COSMETICS & TOILETRIES -- 0.3%
      Alberto-Culver*                      1,950           99
                                                  -----------
    Total Cosmetics & Toiletries                           99
                                                  -----------
    DATA PROCESSING/MANAGEMENT -- 0.8%
      Fiserv*                              2,750          129
      MoneyGram International              3,080           90
      NAVTEQ*                              3,775           99
                                                  -----------
    Total Data Processing/Management                      318
                                                  -----------
    DENTAL SUPPLIES & EQUIPMENT -- 0.3%
      Dentsply International               3,520          106
                                                  -----------
    Total Dental Supplies & Equipment                     106
                                                  -----------
    DIAGNOSTIC EQUIPMENT -- 0.5%
      Cytyc*                               7,025          172
                                                  -----------
    Total Diagnostic Equipment                            172
                                                  -----------
    DIAGNOSTIC KITS -- 0.4%
      Dade Behring Holdings                3,370          135
                                                  -----------
    Total Diagnostic Kits                                 135
                                                  -----------
    DIALYSIS CENTERS -- 0.7%
      DaVita*                              4,595          266
                                                  -----------
    Total Dialysis Centers                                266
                                                  -----------
    DISTRIBUTION/WHOLESALE -- 0.3%
      WESCO International*                 1,840          107
                                                  -----------
    Total Distribution/Wholesale                          107
                                                  -----------
    DIVERSIFIED MANUFACTURING OPERATIONS -- 1.1%
      Harsco                               1,870          145
      Roper Industries                     4,060          182
      Trinity Industries                   2,780           89
                                                  -----------
    Total Diversified Manufacturing Operations            416
                                                  -----------
    E-COMMERCE/SERVICES -- 0.2%
      Ctrip.com International ADR          1,910           86
                                                  -----------
    Total E-Commerce/Services                              86
                                                  -----------
    E-MARKETING/INFORMATION -- 1.1%
      aQuantive*                          17,645          417
                                                  -----------
    Total E-Marketing/Information                         417
                                                  -----------
    ELECTRIC PRODUCTS-MISCELLANEOUS -- 0.4%
      Ametek                               3,560          155
                                                  -----------
    Total Electric Products-Miscellaneous                 155
                                                  -----------


DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------
    ELECTRIC-INTEGRATED -- 1.0%
      Entergy                              2,225  $       174
      Northeast Utilities                  9,250          215
                                                  -----------
    Total Electric-Integrated                             389
                                                  -----------
    ELECTRIC-TRANSMISSION -- 0.3%
      ITC Holdings                         3,700          115
                                                  -----------
    Total Electric-Transmission                           115
                                                  -----------
    ELECTRONIC COMPONENTS-MISCELLANEOUS -- 0.3%
      Benchmark Electronics*               4,300          116
                                                  -----------
    Total Electronic Components-Miscellaneous             116
                                                  -----------
    ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 2.3%
      MEMC Electronic Materials*           3,680          135
      Microchip Technology                 5,750          186
      Micron Technology*                   9,860          172
      Nvidia*                              8,500          251
      Silicon Laboratories*                4,900          152
                                                  -----------
    Total Electronic Components-Semiconductors            896
                                                  -----------
    ELECTRONICS-MILITARY -- 1.1%
      L-3 Communications Holdings          5,450          427
                                                  -----------
    Total Electronics-Military                            427
                                                  -----------
    ENGINEERING/R&D SERVICES -- 2.3%
      EMCOR Group*                         8,125          446
      McDermott International*            10,195          426
                                                  -----------
    Total Engineering/R&D Services                        872
                                                  -----------
    ENTERTAINMENT SOFTWARE -- 0.8%
      Electronic Arts*                     5,630          313
                                                  -----------
    Total Entertainment Software                          313
                                                  -----------
    FIDUCIARY BANKS -- 0.4%
      Northern Trust                       2,670          156
                                                  -----------
    Total Fiduciary Banks                                 156
                                                  -----------
    FINANCE-INVESTMENT BANKER/BROKER -- 1.7%
      E*Trade Financial*                   6,510          156
      Investment Technology*               2,790          125
      Jefferies Group                      3,870          110
      TD Ameritrade Holding               13,365          252
                                                  -----------
    Total Finance-Investment Banker/Broker                643
                                                  -----------
    FINANCE-OTHER SERVICES -- 1.3%
      Chicago Mercantile Exchange
         Holdings                            650          311
      Nasdaq Stock Market*                 5,890          178
                                                  -----------
    Total Finance-Other Services                          489
                                                  -----------
    FINANCIAL GUARANTEE INSURANCE -- 0.8%
      PMI Group                            6,900          302
                                                  -----------
    Total Financial Guarantee Insurance                   302
                                                  -----------


2       Old Mutual Insurance Series Fund / Quarterly Report / September 30, 2006

================================================================================

SCHEDULE OF INVESTMENTS


Old Mutual Growth II Portfolio
September 30, 2006 (Unaudited)




DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------
    FOOD-BAKING -- 0.8%
      Flowers Foods                       10,800  $       290
                                                  -----------
    Total Food-Baking                                     290
                                                  -----------
    FOOD-CONFECTIONERY -- 0.1%
      Hershey                                810           43
                                                  -----------
    Total Food-Confectionery                               43
                                                  -----------
    FOOD-MISCELLANEOUS/DIVERSIFIED -- 0.3%
      Campbell Soup                        2,840          104
                                                  -----------
    Total Food-Miscellaneous/Diversified                  104
                                                  -----------
    FOOD-RETAIL -- 0.5%
      Whole Foods Market                   2,980          177
                                                  -----------
    Total Food-Retail                                     177
                                                  -----------
    GAS-DISTRIBUTION -- 0.6%
      New Jersey Resources                 4,725          233
                                                  -----------
    Total Gas-Distribution                                233
                                                  -----------
    HAZARDOUS WASTE DISPOSAL -- 1.1%
      Stericycle*                          5,850          408
                                                  -----------
    Total Hazardous Waste Disposal                        408
                                                  -----------
    HOTELS & MOTELS -- 0.9%
      Hilton Hotels                        3,390           94
      Starwood Hotels & Resorts
         Worldwide                         4,320          247
                                                  -----------
    Total Hotels & Motels                                 341
                                                  -----------
    HUMAN RESOURCES -- 0.8%
      Manpower                             2,020          124
      Monster Worldwide*                   4,650          168
                                                  -----------
    Total Human Resources                                 292
                                                  -----------
    IDENTIFICATION SYSTEMS/DEVELOPMENT -- 0.4%
      Cogent*                             11,200          154
                                                  -----------
    Total Identification Systems/Development              154
                                                  -----------
    INDUSTRIAL GASES -- 1.2%
      Airgas                               6,700          242
      Praxair                              3,800          225
                                                  -----------
    Total Industrial Gases                                467
                                                  -----------
    INSTRUMENTS-CONTROLS -- 0.6%
      Thermo Electron*                     5,450          214
                                                  -----------
    Total Instruments-Controls                            214
                                                  -----------
    INTERNET INFRASTRUCTURE SOFTWARE -- 1.7%
      Akamai Technologies*                11,290          564
      F5 Networks*                         1,780           96
                                                  -----------
    Total Internet Infrastructure Software                660
                                                  -----------
    INTERNET TELEPHONY -- 0.9%
      j2 Global Communications*           12,125          329
                                                  -----------
    Total Internet Telephony                              329
                                                  -----------


DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------
    INVESTMENT MANAGEMENT/ADVISORY SERVICES -- 3.3%
      Affiliated Managers Group*           6,220  $       623
      Black Rock                           1,475          220
      T Rowe Price Group                   9,100          435
                                                  -----------
    Total Investment Management/Advisory Services       1,278
                                                  -----------
    LASERS-SYSTEMS/COMPONENTS -- 0.5%
      Cymer*                               3,930          173
                                                  -----------
    Total Lasers-Systems/Components                       173
                                                  -----------
    LEISURE & RECREATIONAL PRODUCTS -- 0.0%
      WMS Industries*                        390           11
                                                  -----------
    Total Leisure & Recreational Products                  11
                                                  -----------
    LIFE/HEALTH INSURANCE -- 0.7%
      Stancorp Financial Group             5,625          251
                                                  -----------
    Total Life/Health Insurance                           251
                                                  -----------
    MACHINERY-GENERAL INDUSTRY -- 0.3%
      Gardner Denver*                      3,400          112
                                                  -----------
    Total Machinery-General Industry                      112
                                                  -----------
    MACHINERY-PUMPS -- 0.6%
      Graco                                5,375          210
                                                  -----------
    Total Machinery-Pumps                                 210
                                                  -----------
    MEDICAL INSTRUMENTS -- 0.6%
      Intuitive Surgical*                  1,860          196
      Techne*                                950           48
                                                  -----------
    Total Medical Instruments                             244
                                                  -----------
    MEDICAL LABS & TESTING SERVICES -- 1.7%
      Covance*                             2,340          155
      Laboratory Corp of America
         Holdings*                         3,600          236
      Quest Diagnostics                    4,480          274
                                                  -----------
    Total Medical Labs & Testing Services                 665
                                                  -----------
    MEDICAL PRODUCTS -- 0.3%
      Henry Schein*                        1,970           99
                                                  -----------
    Total Medical Products                                 99
                                                  -----------
    MEDICAL-BIOMEDICAL/GENETIC -- 1.0%
      Celgene*                             5,940          257
      Nektar Therapeutics*                 2,875           42
      Vertex Pharmaceuticals*              2,800           94
                                                  -----------
    Total Medical-Biomedical/Genetic                      393
                                                  -----------
    MEDICAL-DRUGS -- 1.0%
      Allergan                             2,680          302
      Shire ADR                            1,940           96
                                                  -----------
    Total Medical-Drugs                                   398
                                                  -----------
    MEDICAL-HMO -- 1.2%
      Coventry Health Care*                6,685          344



3       Old Mutual Insurance Series Fund / Quarterly Report / September 30, 2006

================================================================================

SCHEDULE OF INVESTMENTS


Old Mutual Growth II Portfolio
September 30, 2006 (Unaudited)




DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------
    MEDICAL-HMO -- CONTINUED
      Health Net*                          2,450  $       107
                                                  -----------
    Total Medical-HMO                                     451
                                                  -----------
    MEDICAL-HOSPITALS -- 0.3%
      Universal Health Services,
      Cl B                                 2,040          122
                                                  -----------
    Total Medical-Hospitals                               122
                                                  -----------
    METAL PROCESSORS & FABRICATORS -- 0.9%
      Precision Castparts                  5,410          342
                                                  -----------
    Total Metal Processors & Fabricators                  342
                                                  -----------
    METAL-COPPER -- 0.8%
      Phelps Dodge                         3,500          296
                                                  -----------
    Total Metal-Copper                                    296
                                                  -----------
    MULTI-LINE INSURANCE -- 0.3%
      HCC Insurance Holdings               2,910           96
                                                  -----------
    Total Multi-Line Insurance                             96
                                                  -----------
    NETWORKING PRODUCTS -- 0.4%
      Polycom*                             5,950          146
                                                  -----------
    Total Networking Products                             146
                                                  -----------
    OIL & GAS DRILLING -- 1.2%
      Helmerich & Payne                    5,375          124
      Noble                                2,050          131
      Precision Drilling                   7,000          216
                                                  -----------
    Total Oil & Gas Drilling                              471
                                                  -----------
    OIL COMPANIES-EXPLORATION & PRODUCTION -- 3.0%
      Chesapeake Energy                    8,725          253
      CNX Gas*                             3,620           84
      Denbury Resources*                   4,000          116
      Range Resources                      8,310          210
      Southwestern Energy*                 2,850           85
      Ultra Petroleum*                     2,350          113
      XTO Energy                           7,225          304
                                                  -----------
    Total Oil Companies-Exploration & Production        1,165
                                                  -----------
    OIL FIELD MACHINERY & EQUIPMENT -- 2.1%
      Cameron International*               3,970          192
      Grant Prideco*                       2,760          105
      National Oilwell Varco*              8,955          524
                                                  -----------
    Total Oil Field Machinery & Equipment                 821
                                                  -----------
    OIL REFINING & MARKETING -- 0.2%
      Sunoco                               1,530           95
                                                  -----------
    Total Oil Refining & Marketing                         95
                                                  -----------
    OIL-FIELD SERVICES -- 1.4%
      Oil States International*            4,350          120
      Smith International                  4,480          174
      Superior Energy Services*            3,175           83
      Weatherford International*           3,725          155
                                                  -----------
    Total Oil-Field Services                              532
                                                  -----------


DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------
    PHARMACY SERVICES -- 0.6%
      Express Scripts*                     3,240  $       245
                                                  -----------
    Total Pharmacy Services                               245
                                                  -----------
    PHYSICAL THERAPY/REHABILITATION CENTERS -- 0.3%
      Psychiatric Solutions*               3,350          114
                                                  -----------
    Total Physical Therapy/Rehabilitation Centers         114
                                                  -----------
    PIPELINES -- 1.2%
      Equitable Resources                 10,275          360
      Questar                              1,140           93
                                                  -----------
    Total Pipelines                                       453
                                                  -----------
    PRINTING-COMMERCIAL -- 0.3%
      VistaPrint*                          4,960          129
                                                  -----------
    Total Printing-Commercial                             129
                                                  -----------
    PROPERTY/CASUALTY INSURANCE -- 0.9%
      Arch Capital Group*                  1,570          100
      ProAssurance*                        4,625          228
                                                  -----------
    Total Property/Casualty Insurance                     328
                                                  -----------
    RACETRACKS -- 1.0%
      Penn National Gaming*               10,675          390
                                                  -----------
    Total Racetracks                                      390
                                                  -----------
    REAL ESTATE MANAGEMENT/SERVICES -- 0.4%
      CB Richard Ellis Group, Cl
      A*                                   6,620          163
                                                  -----------
    Total Real Estate Management/Services                 163
                                                  -----------
    REITS-DIVERSIFIED -- 0.9%
      Global Signal                        6,850          346
                                                  -----------
    Total REITs-Diversified                               346
                                                  -----------
    REITS-HOTELS -- 0.5%
      Host Hotels & Resorts                7,623          175
                                                  -----------
    Total REITs-Hotels                                    175
                                                  -----------
    REITS-MORTGAGE -- 0.7%
      American Home Mortgage
         Investment                        7,175          250
                                                  -----------
    Total REITs-Mortgage                                  250
                                                  -----------
    REITS-OFFICE PROPERTY -- 0.2%
      Kilroy Realty                        1,120           84
                                                  -----------
    Total REITs-Office Property                            84
                                                  -----------
    RESEARCH & DEVELOPMENT -- 0.5%
      Pharmaceutical Product
         Development                       5,850          209
                                                  -----------
    Total Research & Development                          209
                                                  -----------
    RESPIRATORY PRODUCTS -- 1.2%
      Resmed*                              9,047          364
      Respironics*                         2,050           79
                                                  -----------
    Total Respiratory Products                            443
                                                  -----------

4       Old Mutual Insurance Series Fund / Quarterly Report / September 30, 2006

================================================================================

SCHEDULE OF INVESTMENTS


Old Mutual Growth II Portfolio
September 30, 2006 (Unaudited)




DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------
    RETAIL-APPAREL/SHOE -- 2.4%
      Abercrombie & Fitch, Cl A            2,410  $       167
      AnnTaylor Stores*                    2,460          103
      JOS A Bank Clothiers*                6,781          203
      Nordstrom                            6,830          289
      Under Armour, Cl A*                  3,710          149
                                                  -----------
    Total Retail-Apparel/Shoe                             911
                                                  -----------
    RETAIL-AUTOMOBILE -- 0.6%
      United Auto Group                    9,850          230
                                                  -----------
    Total Retail-Automobile                               230
                                                  -----------
    RETAIL-COMPUTER EQUIPMENT -- 1.0%
      GameStop, Cl A*                      7,875          364
                                                  -----------
    Total Retail-Computer Equipment                       364
                                                  -----------
    RETAIL-CONSUMER ELECTRONICS -- 0.4%
      Circuit City Stores                  6,220          156
                                                  -----------
    Total Retail-Consumer Electronics                     156
                                                  -----------
    RETAIL-DISCOUNT -- 0.6%
      TJX                                  8,770          246
                                                  -----------
    Total Retail-Discount                                 246
                                                  -----------
    RETAIL-GARDENING PRODUCTS -- 0.6%
      Tractor Supply*                      4,650          224
                                                  -----------
    Total Retail-Gardening Products                       224
                                                  -----------
    RETAIL-JEWELRY -- 0.5%
      Tiffany                              5,650          188
                                                  -----------
    Total Retail-Jewelry                                  188
                                                  -----------
    RETAIL-RESTAURANTS -- 0.2%
      Ruby Tuesday                         2,660           75
                                                  -----------
    Total Retail-Restaurants                               75
                                                  -----------
    RETAIL-SPORTING GOODS -- 0.8%
      Dick's Sporting Goods*               6,850          312
                                                  -----------
    Total Retail-Sporting Goods                           312
                                                  -----------
    SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 0.3%
      Integrated Device
      Technology*                          8,010          129
                                                  -----------
    Total Semiconductor Components-Integrated
    Circuits                                              129
                                                  -----------
    SEMICONDUCTOR EQUIPMENT -- 2.2%
      ASML Holdings*                       6,100          142
      Formfactor*                          5,325          224
      Kla-Tencor                           2,040           91
      Varian Semiconductor
         Equipment*                        6,195          228
      Veeco Instruments*                   8,300          167
                                                  -----------
    Total Semiconductor Equipment                         852
                                                  -----------
    STEEL-SPECIALTY -- 0.3%
      Allegheny Technologies               1,900          118
                                                  -----------
    Total Steel-Specialty                                 118
                                                  -----------


DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------
    STORAGE/WAREHOUSING -- 0.5%
      Mobile Mini*                         7,175  $       204
                                                  -----------
    Total Storage/Warehousing                             204
                                                  -----------
    TELECOMMUNICATIONS EQUIPMENT -- 0.2%
      CommScope*                           1,750           58
                                                  -----------
    Total Telecommunications Equipment                     58
                                                  -----------
    TELECOMMUNICATIONS EQUIPMENT-FIBER OPTICS -- 0.8%
      Ciena*                               3,196           87
      Finisar*                            30,550          111
      JDS Uniphase*                       55,860          122
                                                  -----------
    Total Telecommunications Equipment-Fiber
    Optics                                                320
                                                  -----------
    TELECOMMUNICATIONS SERVICES -- 0.2%
      Time Warner Telecom, Cl A*           4,990           95
                                                  -----------
    Total Telecommunications Services                      95
                                                  -----------
    THERAPEUTICS -- 0.9%
      Gilead Sciences*                     5,075          349
                                                  -----------
    Total Therapeutics                                    349
                                                  -----------
    TRANSPORT-MARINE -- 0.8%
      American Commercial Lines*           5,325          317
                                                  -----------
    Total Transport-Marine                                317
                                                  -----------
    TRANSPORT-RAIL -- 0.3%
      CSX                                  3,920          129
                                                  -----------
    Total Transport-Rail                                  129
                                                  -----------
    TRANSPORT-SERVICES -- 0.7%
      CH Robinson Worldwide                5,780          258
                                                  -----------
    Total Transport-Services                              258
                                                  -----------
    TRANSPORT-TRUCK -- 0.9%
      Landstar System                      2,770          118
      Old Dominion Freight Line*           7,500          225
                                                  -----------
    Total Transport-Truck                                 343
                                                  -----------
    VETERINARY DIAGNOSTICS -- 1.1%
      VCA Antech*                         11,500          415
                                                  -----------
    Total Veterinary Diagnostics                          415
                                                  -----------
    VITAMINS & NUTRITION PRODUCTS -- 0.3%
      NBTY*                                3,270           96
                                                  -----------
    Total Vitamins & Nutrition Products                    96
                                                  -----------
    WIRE & CABLE PRODUCTS -- 0.3%
      General Cable*                       3,420          131
                                                  -----------
    Total Wire & Cable Products                           131
                                                  -----------
    WIRELESS EQUIPMENT -- 1.4%
      American Tower, Cl A*                7,810          285
      Crown Castle International*          7,120          251
                                                  -----------
    Total Wireless Equipment                              536
                                                  -----------
5       Old Mutual Insurance Series Fund / Quarterly Report / September 30, 2006

================================================================================

SCHEDULE OF INVESTMENTS


Old Mutual Growth II Portfolio
September 30, 2006 (Unaudited)




                                    SHARES/FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)
-----------------------------------------------------------------
    X-RAY EQUIPMENT -- 0.7%
      Hologic*                             6,525  $       284
                                                  -----------
    Total X-Ray Equipment                                 284
                                                  -----------
Total Common Stock
  (Cost $34,305)                                       37,712
                                                  -----------

INVESTMENT COMPANY -- 0.1%
    INDEX FUND-MID CAP -- 0.1%
      Midcap SPDR Trust Ser 1                200           28
                                                  -----------
    Total Index Fund-Mid Cap                               28
                                                  -----------
Total Investment Company
  (Cost $27)                                               28
                                                  -----------

REPURCHASE AGREEMENT -- 1.6%
  Morgan Stanley,
    5.20%, dated 09/29/06, to be
    repurchased 10/02/06, repurchase
    price $595,550 (collateralized by
    various U.S. Government
    obligations, par values ranging from
    $220,000 to $395,000, 5.200% to
    5.500%, 09/28/07 to 07/20/20, total
    market value $607,856) (A)         $     595          595
                                                  -----------
Total Repurchase Agreement
  (Cost $595)                                             595
                                                  -----------

Total Investments -- 100.2% +
  (Cost $34,927)                                       38,335
                                                  -----------

Other Assets and Liabilities, Net -- (0.2%)               (75)
                                                  -----------

Net Assets -- 100.0%                              $    38,260
                                                  ===========

* Non-income producing security.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
HMO -- Health Maintenance Organization
R&D -- Research and Development
REITs -- Real Estate Investment Trusts
Ser -- Series
SPDR -- Standard and Poor's 500 Composite Index
   Depositary Receipt
Cost figures are shown with "000's" omitted.

+ At September 30, 2006, the tax basis cost of the Portfolio's investments was $34,927,233 and the unrealized appreciation and depreciation were $5,099,670 and $(1,691,543), respectively.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.







6       Old Mutual Insurance Series Fund / Quarterly Report / September 30, 2006

================================================================================

SCHEDULE OF INVESTMENTS

Old Mutual Large Cap Growth Portfolio
September 30, 2006 (Unaudited)




Description                            Shares      Value (000)
-----------------------------------------------------------------

COMMON STOCK -- 99.2%

    ADVERTISING AGENCIES -- 0.5%

      Omnicom Group                        1,100  $       103
                                                  -----------
    Total Advertising Agencies                            103
                                                  -----------
    AGRICULTURAL CHEMICALS -- 0.5%

      Monsanto                             2,210          104
                                                  -----------
    Total Agricultural Chemicals                          104
                                                  -----------
    AGRICULTURAL OPERATIONS -- 0.6%

      Archer-Daniels-Midland               3,380          128
                                                  -----------
    Total Agricultural Operations                         128
                                                  -----------
    APPAREL MANUFACTURERS -- 1.8%

      Coach*                               2,790           96
      Polo Ralph Lauren                    4,400          285
                                                  -----------
    Total Apparel Manufacturers                           381
                                                  -----------
    APPLICATIONS SOFTWARE -- 0.2%

      Salesforce.com*                      1,210           43
                                                  -----------
    Total Applications Software                            43
                                                  -----------
    AUTO-CARS/LIGHT TRUCKS -- 0.7%

      Toyota Motor ADR                     1,340          146
                                                  -----------
    Total Auto-Cars/Light Trucks                          146
                                                  -----------
    BEVERAGES-NON-ALCOHOLIC -- 2.6%

      PepsiCo                              8,410          549
                                                  -----------
    Total Beverages-Non-Alcoholic                         549
                                                  -----------
    BREWERY -- 0.5%

      Fomento Economico Mexicano

         SA de CV ADR                        970           94
                                                  -----------
    Total Brewery                                          94
                                                  -----------
    CABLE TV -- 0.9%

      Comcast, Cl A*                       4,860          179
                                                  -----------
    Total Cable TV                                        179
                                                  -----------
    CASINO HOTELS -- 0.4%

      Las Vegas Sands*                     1,110           76
                                                  -----------
    Total Casino Hotels                                    76
                                                  -----------
    CASINO SERVICES -- 1.0%

      International Game

      Technology                           3,350          139
      Scientific Games, Cl A*              2,170           69
                                                  -----------
    Total Casino Services                                 208
                                                  -----------
    CELLULAR TELECOMMUNICATIONS -- 1.6%

      Leap Wireless International*         2,120          103
      NII Holdings*                        3,580          222
                                                  -----------
    Total Cellular Telecommunications                     325
                                                  -----------
    COMMERCIAL BANKS NON-US -- 0.4%

      Kookmin Bank ADR                       940           73
                                                  -----------
    Total Commercial Banks Non-US                          73
                                                  -----------


Description                            Shares      Value (000)
-----------------------------------------------------------------
    COMPUTERS -- 5.2%

      Apple Computer*                      8,380  $       645
      Hewlett-Packard                     11,900          437
                                                  -----------
    Total Computers                                     1,082
                                                  -----------
    COMPUTERS-MEMORY DEVICES -- 0.4%

      SanDisk*                             1,380           74
                                                  -----------
    Total Computers-Memory Devices                         74
                                                  -----------
    COSMETICS & TOILETRIES -- 1.6%

      Colgate-Palmolive                    2,040          127
      Procter & Gamble                     3,380          209
                                                  -----------
    Total Cosmetics & Toiletries                          336
                                                  -----------
    DATA PROCESSING/MANAGEMENT -- 0.8%

      Global Payments                      1,640           72
      NAVTEQ*                              3,300           86
                                                  -----------
    Total Data Processing/Management                      158
                                                  -----------
    DIVERSIFIED MANUFACTURING OPERATIONS -- 2.8%
      General Electric                    14,370          507
      Roper Industries                     1,800           81
                                                  -----------
    Total Diversified Manufacturing Operations            588
                                                  -----------
    DIVERSIFIED MINERALS -- 0.5%

      BHP Billiton ADR                     3,000          114
                                                  -----------
    Total Diversified Minerals                            114
                                                  -----------
    DRUG DELIVERY SYSTEMS -- 1.4%

      Hospira*                             7,600          291
                                                  -----------
    Total Drug Delivery Systems                           291
                                                  -----------
    E-COMMERCE/PRODUCTS -- 0.3%

      Nutri/System*                          860           54
                                                  -----------
    Total E-Commerce/Products                              54
                                                  -----------
    E-MARKETING/INFORMATION -- 0.6%

      aQuantive*                           5,600          132
                                                  -----------
    Total E-Marketing/Information                         132
                                                  -----------
    ELECTRIC PRODUCTS-MISCELLANEOUS -- 1.5%
      Emerson Electric                     3,700          310
                                                  -----------
    Total Electric Products-Miscellaneous                 310
                                                  -----------
    ELECTRONIC COMPONENTS-MISCELLANEOUS -- 0.3%
      Flextronics International*           4,230           53
                                                  -----------
    Total Electronic Components-Miscellaneous              53
                                                  -----------
    ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 1.5%
      MEMC Electronic Materials*           1,940           71
      Micron Technology*                   4,930           86
      Texas Instruments                    4,750          158
                                                  -----------
    Total Electronic Components-Semiconductors            315
                                                  -----------

1       Old Mutual Insurance Series Fund / Quarterly Report / September 30, 2006

================================================================================

SCHEDULE OF INVESTMENTS

Old Mutual Large Cap Growth Portfolio
September 30, 2006 (Unaudited)




Description                            Shares      Value (000)
-----------------------------------------------------------------
    ENGINEERING/R&D SERVICES -- 1.2%

      Foster Wheeler*                      6,300  $       243
                                                  -----------
    Total Engineering/R&D Services                        243
                                                  -----------
    ENTERTAINMENT SOFTWARE -- 0.3%

      Electronic Arts*                     1,290           72
                                                  -----------
    Total Entertainment Software                           72
                                                  -----------
    FIDUCIARY BANKS -- 1.1%

      Mellon Financial                     5,790          226
                                                  -----------
    Total Fiduciary Banks                                 226
                                                  -----------
    FINANCE-CREDIT CARD -- 0.9%

      American Express                     3,330          187
                                                  -----------
    Total Finance-Credit Card                             187
                                                  -----------
    FINANCE-INVESTMENT BANKER/BROKER -- 4.5%
      Charles Schwab                      11,710          210
      Goldman Sachs Group                  2,870          485
      UBS                                  3,870          230
                                                  -----------
    Total Finance-Investment Banker/Broker                925
                                                  -----------
    FINANCE-OTHER SERVICES -- 3.0%

      Chicago Mercantile Exchange

         Holdings                          1,200          574
      Nasdaq Stock Market*                 1,500           45
                                                  -----------
    Total Finance-Other Services                          619
                                                  -----------
    FOOD-CONFECTIONERY -- 1.3%

      Wm Wrigley Jr.                       5,925          273
                                                  -----------
    Total Food-Confectionery                              273
                                                  -----------
    HOTELS & MOTELS -- 0.4%

      Starwood Hotels & Resorts

         Worldwide                         1,575           90
                                                  -----------
    Total Hotels & Motels                                  90
                                                  -----------
    INSTRUMENTS-CONTROLS -- 0.4%

      Thermo Electron*                     2,250           88
                                                  -----------
    Total Instruments-Controls                             88
                                                  -----------
    INTERNET INFRASTRUCTURE SOFTWARE -- 0.2%
      Akamai Technologies*                   960           48
                                                  -----------
    Total Internet Infrastructure Software                 48
                                                  -----------
    INTERNET SECURITY -- 1.2%

      Checkfree*                           5,800          240
                                                  -----------
    Total Internet Security                               240
                                                  -----------
    INVESTMENT MANAGEMENT/ADVISORY SERVICES -- 1.1%
      T Rowe Price Group                   4,760          228
                                                  -----------
    Total Investment Management/Advisory Services         228
                                                  -----------
    MACHINERY-FARM -- 1.0%

      Deere                                2,500          210
                                                  -----------
    Total Machinery-Farm                                  210
                                                  -----------


Description                            Shares      Value (000)
-----------------------------------------------------------------
    MEDICAL INSTRUMENTS -- 0.2%

      Intuitive Surgical*                    440  $        46
                                                  -----------
    Total Medical Instruments                              46
                                                  -----------
    MEDICAL PRODUCTS -- 1.5%

      Baxter International                 3,160          143
      Henry Schein*                        1,550           78
      Varian Medical Systems*              1,500           80
                                                  -----------
    Total Medical Products                                301
                                                  -----------
    MEDICAL-BIOMEDICAL/GENETIC -- 3.2%

      Celgene*                             1,560           68
      Genentech*                           2,590          214
      Genzyme*                             5,500          371
                                                  -----------
    Total Medical-Biomedical/Genetic                      653
                                                  -----------
    MEDICAL-DRUGS -- 5.3%

      Abbott Laboratories                  3,220          156
      Allergan                             3,070          346
      Novartis ADR                         1,760          103
      Roche Holdings Limited ADR           1,340          116
      Wyeth                                7,300          371
                                                  -----------
    Total Medical-Drugs                                 1,092
                                                  -----------
    MEDICAL-HMO -- 1.4%

      WellPoint*                           3,700          285
                                                  -----------
    Total Medical-HMO                                     285
                                                  -----------
    METAL PROCESSORS & FABRICATORS -- 0.4%
      Precision Castparts                  1,180           74
                                                  -----------
    Total Metal Processors & Fabricators                   74
                                                  -----------
    MULTI-LINE INSURANCE -- 1.1%

      ACE                                  4,000          219
                                                  -----------
    Total Multi-Line Insurance                            219
                                                  -----------
    MULTIMEDIA -- 0.5%

      News, Cl A                           5,390          106
                                                  -----------
    Total Multimedia                                      106
                                                  -----------
    NETWORKING PRODUCTS -- 2.9%

      Cisco Systems*                      26,330          606
                                                  -----------
    Total Networking Products                             606
                                                  -----------
    NON-FERROUS METALS -- 0.2%

      Cameco                               1,390           51
                                                  -----------
    Total Non-Ferrous Metals                               51
                                                  -----------
    OIL & GAS DRILLING -- 2.9%

      Nabors Industries*                  13,400          399
      Rowan                                6,400          202
                                                  -----------
    Total Oil & Gas Drilling                              601
                                                  -----------
    OIL COMPANIES-EXPLORATION & PRODUCTION -- 3.2%
      Anadarko Petroleum                   3,100          136
      Southwestern Energy*                10,400          311
      Ultra Petroleum*                     1,660           80

2       Old Mutual Insurance Series Fund / Quarterly Report / September 30, 2006

================================================================================

SCHEDULE OF INVESTMENTS

Old Mutual Large Cap Growth Portfolio
September 30, 2006 (Unaudited)




Description                            Shares      Value (000)
-----------------------------------------------------------------
    OIL COMPANIES-EXPLORATION & PRODUCTION -- CONTINUED
      XTO Energy                           3,360  $       141
                                                  -----------
    Total Oil Companies-Exploration & Production          668
                                                  -----------
    OIL COMPANIES-INTEGRATED -- 1.5%

      Exxon Mobil                          1,500          101
      Occidental Petroleum                 4,350          209
                                                  -----------
    Total Oil Companies-Integrated                        310
                                                  -----------
    OIL FIELD MACHINERY & EQUIPMENT -- 1.7%
      Cameron International*               2,830          137
      National Oilwell Varco*              3,750          219
                                                  -----------
    Total Oil Field Machinery & Equipment                 356
                                                  -----------
    OIL REFINING & MARKETING -- 2.0%

      Valero Energy                        8,010          412
                                                  -----------
    Total Oil Refining & Marketing                        412
                                                  -----------
    OIL-FIELD SERVICES -- 1.4%

      Schlumberger                         2,990          185
      Weatherford International*           2,590          108
                                                  -----------
    Total Oil-Field Services                              293
                                                  -----------
    PHARMACY SERVICES -- 0.5%

      Express Scripts*                     1,270           96
                                                  -----------
    Total Pharmacy Services                                96
                                                  -----------
    PIPELINES -- 0.4%

      Questar                              1,010           83
                                                  -----------
    Total Pipelines                                        83
                                                  -----------
    PROPERTY/CASUALTY INSURANCE -- 1.5%

      Chubb                                3,550          184
      WR Berkley                           3,760          133
                                                  -----------
    Total Property/Casualty Insurance                     317
                                                  -----------
    REAL ESTATE MANAGEMENT/SERVICES -- 0.4%

      CB Richard Ellis Group, Cl A*        3,360           83
                                                  -----------
    Total Real Estate Management/Services                  83
                                                  -----------
    REINSURANCE -- 0.7%

      PartnerRe                            2,000          135
                                                  -----------
    Total Reinsurance                                     135
                                                  -----------
    RETAIL-APPAREL/SHOE -- 0.7%

      Under Armour, Cl A*                  3,800          152
                                                  -----------
    Total Retail-Apparel/Shoe                             152
                                                  -----------
    RETAIL-COMPUTER EQUIPMENT -- 0.2%

      GameStop, Cl A*                      1,100           51
                                                  -----------
    Total Retail-Computer Equipment                        51
                                                  -----------
    RETAIL-DISCOUNT -- 0.4%

      TJX                                  2,970           83
                                                  -----------
    Total Retail-Discount                                  83
                                                  -----------


Description                            Shares      Value (000)
-----------------------------------------------------------------
    RETAIL-DRUG STORE -- 0.3%

      CVS                                  2,090  $        67
                                                  -----------
    Total Retail-Drug Store                                67
                                                  -----------
    RETAIL-PET FOOD & SUPPLIES -- 1.3%

      Petsmart                            10,000          277
                                                  -----------
    Total Retail-Pet Food & Supplies                      277
                                                  -----------
    RETAIL-RESTAURANTS -- 1.4%

      Starbucks*                           8,710          297
                                                  -----------
    Total Retail-Restaurants                              297
                                                  -----------
    RETAIL-SPORTING GOODS -- 0.5%

      Dick's Sporting Goods*               2,500          114
                                                  -----------
    Total Retail-Sporting Goods                           114
                                                  -----------
    SEMICONDUCTOR EQUIPMENT -- 1.4%

      Applied Materials                   10,190          181
      Kla-Tencor                           2,450          109
                                                  -----------
    Total Semiconductor Equipment                         290
                                                  -----------
    SUPER-REGIONAL BANKS-US -- 1.2%

      Wells Fargo                          6,770          245
                                                  -----------
    Total Super-Regional Banks-US                         245
                                                  -----------
    TELECOMMUNICATIONS EQUIPMENT-FIBER OPTICS -- 2.0%
      Corning*                            16,600          405
                                                  -----------
    Total Telecommunications Equipment-Fiber
    Optics                                                405
                                                  -----------
    TELECOMMUNICATIONS SERVICES -- 0.6%

      Time Warner Telecom, Cl A*           6,700          127
                                                  -----------
    Total Telecommunications Services                     127
                                                  -----------
    THERAPEUTICS -- 2.3%

      Gilead Sciences*                     6,940          477
                                                  -----------
    Total Therapeutics                                    477
                                                  -----------
    TRANSPORT-SERVICES -- 0.3%

      CH Robinson Worldwide                1,470           66
                                                  -----------
    Total Transport-Services                               66
                                                  -----------
    WATER -- 0.5%

      Aqua America                         4,300           94
                                                  -----------
    Total Water                                            94
                                                  -----------
    WEB PORTALS/ISP -- 2.8%

      Google, Cl A*                        1,465          589
                                                  -----------
    Total Web Portals/ISP                                 589
                                                  -----------
    WIRELESS EQUIPMENT -- 3.5%

      Crown Castle International*          2,070           73
      Motorola                             5,660          142
      Nokia ADR                           13,000          256
      Qualcomm                             6,860          249
                                                  -----------
    Total Wireless Equipment                              720
                                                  -----------


3       Old Mutual Insurance Series Fund / Quarterly Report / September 30, 2006

================================================================================

SCHEDULE OF INVESTMENTS

Old Mutual Large Cap Growth Portfolio
September 30, 2006 (Unaudited)




                                    Shares/Face
Description                         Amount (000)   Value (000)
-----------------------------------------------------------------
    X-RAY EQUIPMENT -- 1.7%

      Hologic*                             7,900  $       344
                                                  -----------
    Total X-Ray Equipment                                 344
                                                  -----------
Total Common Stock
  (Cost $18,785)                                       20,550
                                                  -----------

REPURCHASE AGREEMENT -- 0.6%

  Morgan Stanley,
     5.05%, dated 09/29/06, to be
    repurchased on 10/02/06,
    repurchase price $133,799
    (collateralized by a U.S.
    Treasury obligation, par
    value $361,089, 6.50%,
    11/15/26, total market value
    $136,286) (A)                      $     134          134
                                                  -----------
Total Repurchase Agreement
  (Cost $134)                                             134
                                                  -----------

Total Investments -- 99.8% +
  (Cost $18,919)                                       20,684
                                                  -----------

Other Assets and Liabilities, Net -- 0.2%                  42
                                                  -----------

Net Assets -- 100.0%                              $    20,726
                                                  ===========

* Non-income producing security.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
HMO -- Health Maintenance Organization
ISP -- Internet Service Provider
R&D -- Research and Development
Cost figures are shown with "000's" omitted.

+ At September 30, 2006, the tax basis cost of the Portfolio's investments was $18,918,855, and the unrealized appreciation and depreciation were $2,433,432 and $(667,996), respectively.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.













3       Old Mutual Insurance Series Fund / Quarterly Report / September 30, 2006

================================================================================

SCHEDULE OF INVESTMENTS


Old Mutual Large Cap Growth Concentrated Portfolio
September 30, 2006 (Unaudited)




DESCRIPTION                             SHARES     VALUE (000)
-----------------------------------------------------------------

COMMON STOCK -- 99.1%
    AGRICULTURAL CHEMICALS -- 1.6%
      Monsanto                            23,930  $     1,125
                                                  -----------
    Total Agricultural Chemicals                        1,125
                                                  -----------
    AGRICULTURAL OPERATIONS -- 1.3%
      Archer-Daniels-Midland              22,790          863
                                                  -----------
    Total Agricultural Operations                         863
                                                  -----------
    APPAREL MANUFACTURERS -- 2.9%
      Coach*                              30,910        1,063
      Polo Ralph Lauren                   14,100          912
                                                  -----------
    Total Apparel Manufacturers                         1,975
                                                  -----------
    AUTO-CARS/LIGHT TRUCKS -- 1.0%
      Toyota Motor ADR                     6,490          707
                                                  -----------
    Total Auto-Cars/Light Trucks                          707
                                                  -----------
    BEVERAGES-NON-ALCOHOLIC -- 1.6%
      PepsiCo                             16,790        1,096
                                                  -----------
    Total Beverages-Non-Alcoholic                       1,096
                                                  -----------
    CABLE TV -- 2.0%
      Comcast, Cl A*                      37,960        1,399
                                                  -----------
    Total Cable TV                                      1,399
                                                  -----------
    CASINO HOTELS -- 0.9%
      Las Vegas Sands*                     9,320          637
                                                  -----------
    Total Casino Hotels                                   637
                                                  -----------
    CASINO SERVICES -- 1.0%
      International Game
      Technology                          16,250          674
                                                  -----------
    Total Casino Services                                 674
                                                  -----------
    CELLULAR TELECOMMUNICATIONS -- 2.1%
      NII Holdings*                       22,580        1,404
                                                  -----------
    Total Cellular Telecommunications                   1,404
                                                  -----------
    COMPUTERS -- 6.5%
      Apple Computer*                     34,970        2,693
      Hewlett-Packard                     47,500        1,743
                                                  -----------
    Total Computers                                     4,436
                                                  -----------
    COSMETICS & TOILETRIES -- 1.5%
      Procter & Gamble                    16,000          992
                                                  -----------
    Total Cosmetics & Toiletries                          992
                                                  -----------
    DATA PROCESSING/MANAGEMENT -- 0.4%
      NAVTEQ*                             10,800          282
                                                  -----------
    Total Data Processing/Management                      282
                                                  -----------
    DIVERSIFIED MANUFACTURING OPERATIONS -- 2.5%
      General Electric                    47,840        1,689
                                                  -----------
    Total Diversified Manufacturing Operations          1,689
                                                  -----------

DESCRIPTION                             SHARES     VALUE (000)
-----------------------------------------------------------------
    DRUG DELIVERY SYSTEMS -- 1.2%
      Hospira*                            20,700  $       792
                                                  -----------
    Total Drug Delivery Systems                           792
                                                  -----------
    E-COMMERCE/PRODUCTS -- 0.9%
      Nutri/System*                        9,940          619
                                                  -----------
    Total E-Commerce/Products                             619
                                                  -----------
    E-MARKETING/INFORMATION -- 0.6%
      aQuantive*                          18,500          437
                                                  -----------
    Total E-Marketing/Information                         437
                                                  -----------
    ELECTRIC PRODUCTS-MISCELLANEOUS -- 2.0%
      Emerson Electric                    16,300        1,367
                                                  -----------
    Total Electric Products-Miscellaneous               1,367
                                                  -----------
    ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 2.0%
      Micron Technology*                  30,550          532
      Texas Instruments                   25,270          840
                                                  -----------
    Total Electronic Components-Semiconductors          1,372
                                                  -----------
    ENGINEERING/R&D SERVICES -- 1.6%
      Foster Wheeler*                     28,700        1,107
                                                  -----------
    Total Engineering/R&D Services                      1,107
                                                  -----------
    FINANCE-INVESTMENT BANKER/BROKER -- 7.7%
      Charles Schwab                      81,580        1,460
      Goldman Sachs Group                 13,320        2,254
      UBS                                 25,680        1,523
                                                  -----------
    Total Finance-Investment Banker/Broker              5,237
                                                  -----------
    FINANCE-OTHER SERVICES -- 4.0%
      Chicago Mercantile Exchange
         Holdings                          5,780        2,764
                                                  -----------
    Total Finance-Other Services                        2,764
                                                  -----------
    INTERNET SECURITY -- 1.4%
      Checkfree*                          22,500          930
                                                  -----------
    Total Internet Security                               930
                                                  -----------
    MACHINERY-FARM -- 1.0%
      Deere                                8,100          680
                                                  -----------
    Total Machinery-Farm                                  680
                                                  -----------
    MEDICAL INSTRUMENTS -- 1.3%
      Intuitive Surgical*                  8,420          888
                                                  -----------
    Total Medical Instruments                             888
                                                  -----------
    MEDICAL PRODUCTS -- 0.3%
      Varian Medical Systems*              3,200          171
                                                  -----------
    Total Medical Products                                171
                                                  -----------
    MEDICAL-BIOMEDICAL/GENETIC -- 2.4%
      Genzyme*                            24,700        1,666
                                                  -----------
    Total Medical-Biomedical/Genetic                    1,666
                                                  -----------


1       Old Mutual Insurance Series Fund / Quarterly Report / September 30, 2006

================================================================================

SCHEDULE OF INVESTMENTS


Old Mutual Large Cap Growth Concentrated Portfolio
September 30, 2006 (Unaudited)




DESCRIPTION                             SHARES     VALUE (000)
-----------------------------------------------------------------
    MEDICAL-DRUGS -- 2.4%
      Allergan                            14,550  $     1,638
                                                  -----------
    Total Medical-Drugs                                 1,638
                                                  -----------
    NETWORKING PRODUCTS -- 3.7%
      Cisco Systems*                     108,750        2,501
                                                  -----------
    Total Networking Products                           2,501
                                                  -----------
    OIL & GAS DRILLING -- 3.3%
      Nabors Industries*                  43,600        1,297
      Rowan                               31,100          984
                                                  -----------
    Total Oil & Gas Drilling                            2,281
                                                  -----------
    OIL COMPANIES-EXPLORATION & PRODUCTION -- 5.1%
      Anadarko Petroleum                  13,400          587
      Southwestern Energy*                60,400        1,804
      XTO Energy                          26,010        1,096
                                                  -----------
    Total Oil Companies-Exploration & Production        3,487
                                                  -----------
    OIL COMPANIES-INTEGRATED -- 1.3%
      Occidental Petroleum                18,070          869
                                                  -----------
    Total Oil Companies-Integrated                        869
                                                  -----------
    OIL FIELD MACHINERY & EQUIPMENT -- 1.5%
      National Oilwell Varco*             17,900        1,048
                                                  -----------
    Total Oil Field Machinery & Equipment               1,048
                                                  -----------
    OIL REFINING & MARKETING -- 1.5%
      Valero Energy                       20,100        1,035
                                                  -----------
    Total Oil Refining & Marketing                      1,035
                                                  -----------
    OIL-FIELD SERVICES -- 0.5%
      Schlumberger                         5,500          341
                                                  -----------
    Total Oil-Field Services                              341
                                                  -----------
    PHARMACY SERVICES -- 1.5%
      Express Scripts*                    13,800        1,042
                                                  -----------
    Total Pharmacy Services                             1,042
                                                  -----------
    PROPERTY/CASUALTY INSURANCE -- 1.7%
      Chubb                               21,780        1,132
                                                  -----------
    Total Property/Casualty Insurance                   1,132
                                                  -----------
    REAL ESTATE MANAGEMENT/SERVICES -- 1.5%
      CB Richard Ellis Group, Cl
      A*                                  42,260        1,040
                                                  -----------
    Total Real Estate Management/Services               1,040
                                                  -----------
    RETAIL-APPAREL/SHOE -- 0.6%
      Under Armour, Cl A*                 10,600          424
                                                  -----------
    Total Retail-Apparel/Shoe                             424
                                                  -----------
    RETAIL-PET FOOD & SUPPLIES -- 1.3%
      Petsmart                            32,400          899
                                                  -----------
    Total Retail-Pet Food & Supplies                      899
                                                  -----------


                                    SHARES/FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)
-----------------------------------------------------------------
    RETAIL-RESTAURANTS -- 1.3%
      Starbucks*                          27,100  $       923
                                                  -----------
    Total Retail-Restaurants                              923
                                                  -----------
    RETAIL-SPORTING GOODS -- 0.6%
      Dick's Sporting Goods*               8,300          378
                                                  -----------
    Total Retail-Sporting Goods                           378
                                                  -----------
    SEMICONDUCTOR EQUIPMENT -- 1.3%
      Applied Materials                   49,280          874
                                                  -----------
    Total Semiconductor Equipment                         874
                                                  -----------
    TELECOMMUNICATIONS EQUIPMENT-FIBER OPTICS -- 2.8%
      Corning*                            79,400        1,938
                                                  -----------
    Total Telecommunications Equipment-Fiber
    Optics                                              1,938
                                                  -----------
    THERAPEUTICS -- 4.2%
      Gilead Sciences*                    41,450        2,848
                                                  -----------
    Total Therapeutics                                  2,848
                                                  -----------
    WEB PORTALS/ISP -- 3.9%
      Google, Cl A*                        6,570        2,640
                                                  -----------
    Total Web Portals/ISP                               2,640
                                                  -----------
    WIRELESS EQUIPMENT -- 5.0%
      Crown Castle International*         21,240          749
      Motorola                            35,070          877
      Nokia ADR                           50,600          996
      Qualcomm                            22,450          816
                                                  -----------
    Total Wireless Equipment                            3,438
                                                  -----------
    X-RAY EQUIPMENT -- 2.4%
      Hologic*                            38,500        1,675
                                                  -----------
    Total X-Ray Equipment                               1,675
                                                  -----------
Total Common Stock
  (Cost $63,315)                                       67,760
                                                  -----------

REPURCHASE AGREEMENT -- 0.8%
  Morgan Stanley,
     5.20%, dated 09/29/06, to be
    repurchased 10/02/06,
    repurchase price $576,685
    (collateralized by a U.S.
    Government obligation, par
    value $600,000, 0.000%,
    12/14/06, total market value
    $594,054) (A)                        $   576          576
                                                  -----------
Total Repurchase Agreement
  (Cost $576)                                             576
                                                  -----------

Total Investments -- 99.9% +
  (Cost $63,891)                                       68,336
                                                  -----------

Other Assets and Liabilities, Net -- 0.1%                  63
                                                  -----------

Net Assets -- 100.0%                              $    68,399
                                                  ===========



2       Old Mutual Insurance Series Fund / Quarterly Report / September 30, 2006

================================================================================

SCHEDULE OF INVESTMENTS


Old Mutual Large Cap Growth Concentrated Portfolio
September 30, 2006 (Unaudited)



* Non-income producing security.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
ISP -- Internet Service Provider
R&D -- Research and Development
Cost figures are shown with "000's" omitted.

+ At September 30, 2006, the tax basis cost of the Portfolio's investments was $63,891,252, and the unrealized appreciation and depreciation were $6,614,940 and $(2,169,754), respectively.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.



















3       Old Mutual Insurance Series Fund / Quarterly Report / September 30, 2006

================================================================================

SCHEDULE OF INVESTMENTS


Old Mutual Mid-Cap Portfolio
September 30, 2006 (Unaudited)




DESCRIPTION                             SHARES    VALUE (000)
-----------------------------------------------------------------

COMMON STOCK -- 98.0%
    ADVERTISING SERVICES -- 0.7%
      Getty Images*                        6,850  $       340
                                                  -----------
    Total Advertising Services                            340
                                                  -----------
    AEROSPACE/DEFENSE-EQUIPMENT -- 1.2%
      Goodrich                            14,290          579
                                                  -----------
    Total Aerospace/Defense-Equipment                     579
                                                  -----------
    AGRICULTURAL OPERATIONS -- 0.2%
      Tejon Ranch*                         2,540          108
                                                  -----------
    Total Agricultural Operations                         108
                                                  -----------
    APPLICATIONS SOFTWARE -- 4.3%
      Citrix Systems*                     24,320          880
      Nuance Communications*              56,450          461
      Satyam Computer Services ADR        18,550          718
                                                  -----------
    Total Applications Software                         2,059
                                                  -----------
    CHEMICALS-SPECIALTY -- 1.1%
      Chemtura                            58,980          511
                                                  -----------
    Total Chemicals-Specialty                             511
                                                  -----------
    COMMERCIAL SERVICES -- 1.4%
      ChoicePoint*                        18,810          673
                                                  -----------
    Total Commercial Services                             673
                                                  -----------
    COMPUTER SERVICES -- 0.5%
      Manhattan Associates*                9,690          234
                                                  -----------
    Total Computer Services                               234
                                                  -----------
    COMPUTERS -- 0.3%
      Palm*                               10,000          146
                                                  -----------
    Total Computers                                       146
                                                  -----------
    COSMETICS & TOILETRIES -- 0.0%
      Bare Escentuals*                       520           14
                                                  -----------
    Total Cosmetics & Toiletries                           14
                                                  -----------
    DATA PROCESSING/MANAGEMENT -- 4.2%
      Dun & Bradstreet*                    9,440          708
      Fair Isaac                           6,710          245
      MasterCard, Cl A                     7,010          493
      NAVTEQ*                              7,250          189
      SEI Investments                      6,970          392
                                                  -----------
    Total Data Processing/Management                    2,027
                                                  -----------
    DIALYSIS CENTERS -- 1.3%
      DaVita*                             10,880          630
                                                  -----------
    Total Dialysis Centers                                630
                                                  -----------
    DIVERSIFIED MANUFACTURING OPERATIONS -- 1.7%
      Dover                               13,600          645
      Trinity Industries                   4,960          160
                                                  -----------
    Total Diversified Manufacturing Operations            805
                                                  -----------



DESCRIPTION                             SHARES    VALUE (000)
-----------------------------------------------------------------
    E-COMMERCE/SERVICES -- 1.4%
      Expedia*                            42,580  $       668
                                                  -----------
    Total E-Commerce/Services                             668
                                                  -----------
    ELECTRONIC COMPONENTS-MISCELLANEOUS -- 1.6%
      Flextronics International*          60,180          761
                                                  -----------
    Total Electronic Components-Miscellaneous             761
                                                  -----------
    ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 2.2%
      International Rectifier*             7,940          277
      QLogic*                             15,270          288
      Semtech*                            37,620          480
                                                  -----------
    Total Electronic Components-Semiconductors          1,045
                                                  -----------
    ELECTRONIC PARTS DISTRIBUTION -- 1.7%
      Avnet*                              42,400          832
                                                  -----------
    Total Electronic Parts Distribution                   832
                                                  -----------
    ENTERPRISE SOFTWARE/SERVICES -- 2.4%
      Lawson Software*                   157,710        1,143
                                                  -----------
    Total Enterprise Software/Services                  1,143
                                                  -----------
    ENTERTAINMENT SOFTWARE -- 1.9%
      Activision*                         23,930          361
      Electronic Arts*                     9,620          536
                                                  -----------
    Total Entertainment Software                          897
                                                  -----------
    FINANCE-CONSUMER LOANS -- 1.8%
      First Marblehead                    12,660          877
                                                  -----------
    Total Finance-Consumer Loans                          877
                                                  -----------
    FINANCE-INVESTMENT BANKER/BROKER -- 1.0%
      Greenhill                            6,830          458
                                                  -----------
    Total Finance-Investment Banker/Broker                458
                                                  -----------
    FINANCE-OTHER SERVICES -- 1.0%
      Asset Acceptance Capital*           29,510          479
                                                  -----------
    Total Finance-Other Services                          479
                                                  -----------
    GAS-DISTRIBUTION -- 1.5%
      Peoples Energy                       9,450          384
      WGL Holdings                        10,220          320
                                                  -----------
    Total Gas-Distribution                                704
                                                  -----------
    GOLF -- 0.6%
      Callaway Golf                       23,420          307
                                                  -----------
    Total Golf                                            307
                                                  -----------
    HOTELS & MOTELS -- 1.0%
      InterContinental Hotels ADR         28,380          501
                                                  -----------
    Total Hotels & Motels                                 501
                                                  -----------
    IDENTIFICATION SYSTEMS/DEVELOPMENT -- 1.4%
      Symbol Technologies                 46,030          684
                                                  -----------
    Total Identification Systems/Development              684
                                                  -----------


1       Old Mutual Insurance Series Fund / Quarterly Report / September 30, 2006

================================================================================

SCHEDULE OF INVESTMENTS


Old Mutual Mid-Cap Portfolio
September 30, 2006 (Unaudited)




DESCRIPTION                             SHARES    VALUE (000)
-----------------------------------------------------------------
    INDEPENDENT POWER PRODUCER -- 2.2%
      Mirant*                             12,700  $       347
      Reliant Energy*                     56,130          691
                                                  -----------
    Total Independent Power Producer                    1,038
                                                  -----------
    INDUSTRIAL AUTOMATION/ROBOT -- 0.8%
      Cognex                              14,740          372
                                                  -----------
    Total Industrial Automation/Robot                     372
                                                  -----------
    INDUSTRIAL GASES -- 0.9%
      Air Products & Chemicals             6,450          428
                                                  -----------
    Total Industrial Gases                                428
                                                  -----------
    INTERNET INFRASTRUCTURE EQUIPMENT -- 0.7%
      Avocent*                            10,950          330
                                                  -----------
    Total Internet Infrastructure Equipment               330
                                                  -----------
    INTERNET SECURITY -- 1.1%
      Symantec*                           25,324          539
                                                  -----------
    Total Internet Security                               539
                                                  -----------
    MACHINERY-PRINT TRADE -- 1.2%
      Zebra Technologies, Cl A*           16,500          590
                                                  -----------
    Total Machinery-Print Trade                           590
                                                  -----------
    MEDICAL INFORMATION SYSTEMS -- 2.1%
      Eclipsys*                           20,570          368
      IMS Health                          24,730          659
                                                  -----------
    Total Medical Information Systems                   1,027
                                                  -----------
    MEDICAL PRODUCTS -- 0.4%
      Becton Dickinson                     2,790          197
                                                  -----------
    Total Medical Products                                197
                                                  -----------
    MEDICAL-BIOMEDICAL/GENETIC -- 2.6%
      Invitrogen*                         11,970          759
      Medimmune*                          16,520          483
                                                  -----------
    Total Medical-Biomedical/Genetic                    1,242
                                                  -----------
    MEDICAL-DRUGS -- 0.7%
      Angiotech Pharmaceuticals*          37,530          329
                                                  -----------
    Total Medical-Drugs                                   329
                                                  -----------
    MEDICAL-GENERIC DRUGS -- 1.0%
      Barr Pharmaceuticals*                9,260          481
                                                  -----------
    Total Medical-Generic Drugs                           481
                                                  -----------
    MEDICAL-OUTPATIENT/HOME MEDICAL -- 3.0%
      AmSurg*                              6,280          140
      Lincare Holdings*                   37,050        1,283
                                                  -----------
    Total Medical-Outpatient/Home Medical               1,423
                                                  -----------
    MISCELLANEOUS MANUFACTURING -- 0.9%
      Aptargroup                           8,090          412
                                                  -----------
    Total Miscellaneous Manufacturing                     412
                                                  -----------

DESCRIPTION                             SHARES    VALUE (000)
-----------------------------------------------------------------
    MULTI-LINE INSURANCE -- 1.6%
      XL Capital, Cl A                    11,100  $       763
                                                  -----------
    Total Multi-Line Insurance                            763
                                                  -----------
    NETWORKING PRODUCTS -- 0.3%
      Netgear*                             6,460          133
                                                  -----------
    Total Networking Products                             133
                                                  -----------
    NON-FERROUS METALS -- 0.8%
      USEC                                41,040          396
                                                  -----------
    Total Non-Ferrous Metals                              396
                                                  -----------
    NON-HAZARDOUS WASTE DISPOSAL -- 1.3%
      Allied Waste Industries*            56,790          640
                                                  -----------
    Total Non-Hazardous Waste Disposal                    640
                                                  -----------
    OFFICE AUTOMATION & EQUIPMENT -- 2.1%
      Pitney Bowes                        22,480          997
                                                  -----------
    Total Office Automation & Equipment                   997
                                                  -----------
    OIL & GAS DRILLING -- 2.7%
      Pride International*                13,040          358
      Rowan                               13,540          428
      Todco*                              14,300          495
                                                  -----------
    Total Oil & Gas Drilling                            1,281
                                                  -----------
    OIL COMPANIES-EXPLORATION & PRODUCTION -- 1.2%
      Mariner Energy*                     14,390          264
      Pogo Producing                       7,110          291
                                                  -----------
    Total Oil Companies-Exploration & Production          555
                                                  -----------
    OIL-FIELD SERVICES -- 1.9%
      Hanover Compressor*                 25,790          470
      Tidewater                            9,460          418
                                                  -----------
    Total Oil-Field Services                              888
                                                  -----------
    PAPER & RELATED PRODUCTS -- 3.5%
      Abitibi-Consolidated               260,970          645
      Smurfit-Stone Container*            92,640        1,037
                                                  -----------
    Total Paper & Related Products                      1,682
                                                  -----------
    PIPELINES -- 1.7%
      El Paso                             59,220          808
                                                  -----------
    Total Pipelines                                       808
                                                  -----------
    PRINTING-COMMERCIAL -- 1.2%
      RR Donnelley & Sons                 17,530          578
                                                  -----------
    Total Printing-Commercial                             578
                                                  -----------
    PUBLISHING-BOOKS -- 1.2%
      Scholastic*                         17,900          558
                                                  -----------
    Total Publishing-Books                                558
                                                  -----------
    REINSURANCE -- 9.2%
      Allied World Assurance
         Holdings*                        17,900          723
      Aspen Insurance Holdings            43,810        1,132


2       Old Mutual Insurance Series Fund / Quarterly Report / September 30, 2006

================================================================================

SCHEDULE OF INVESTMENTS


Old Mutual Mid-Cap Portfolio
September 30, 2006 (Unaudited)




DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------
    REINSURANCE -- CONTINUED
      Axis Capital Holdings               27,730  $       962
      Everest Re Group                     4,890          477
      Montpelier Re Holdings              40,750          790
      Odyssey Re Holdings                  9,930          335
                                                  -----------
    Total Reinsurance                                   4,419
                                                  -----------
    REITS-HOTELS -- 0.9%
      Host Hotels & Resorts               17,740          407
                                                  -----------
    Total REITs-Hotels                                    407
                                                  -----------
    RENTAL AUTO/EQUIPMENT -- 0.6%
      Avis Budget Group                   16,510          302
                                                  -----------
    Total Rental Auto/Equipment                           302
                                                  -----------
    RETAIL-OFFICE SUPPLIES -- 1.1%
      OfficeMax                           13,390          545
                                                  -----------
    Total Retail-Office Supplies                          545
                                                  -----------
    RETAIL-PET FOOD & SUPPLIES -- 1.6%
      PETCO Animal Supplies*              27,130          777
                                                  -----------
    Total Retail-Pet Food & Supplies                      777
                                                  -----------
    RETAIL-RESTAURANTS -- 0.9%
      Cheesecake Factory*                 15,240          414
                                                  -----------
    Total Retail-Restaurants                              414
                                                  -----------
    RETIREMENT/AGED CARE -- 1.8%
      Sunrise Senior Living*              28,900          863
                                                  -----------
    Total Retirement/Aged Care                            863
                                                  -----------
    S&L/THRIFTS-EASTERN US -- 1.1%
      NewAlliance Bancshares              34,240          502
                                                  -----------
    Total S&L/Thrifts-Eastern US                          502
                                                  -----------
    SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 1.7%
      Cypress Semiconductor*              37,460          665
      Marvell Technology Group*            7,170          139
                                                  -----------
    Total Semiconductor Components-Integrated
         Circuits                                         804
                                                  -----------
    TELECOMMUNICATIONS EQUIPMENT -- 1.3%
      Plantronics                         35,730          626
                                                  -----------
    Total Telecommunications Equipment                    626
                                                  -----------
    TELECOMMUNICATIONS SERVICES -- 1.4%
      Amdocs*                             16,770          664
                                                  -----------
    Total Telecommunications Services                     664
                                                  -----------
    THERAPEUTICS -- 2.3%
      CV Therapeutics*                    26,900          299
      Medicines*                          35,980          812
                                                  -----------
    Total Therapeutics                                  1,111
                                                  -----------


                                    SHARES/FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)
-----------------------------------------------------------------
    TRANSPORT-EQUIPMENT & LEASING -- 0.6%
      GATX                                 7,410  $       307
                                                  -----------
    Total Transport-Equipment & Leasing                   307
                                                  -----------
Total Common Stock
  (Cost $41,622)                                       46,910
                                                  -----------

REPURCHASE AGREEMENT -- 1.8%
  Morgan Stanley,
     5.20%, dated 09/29/06, to be
    repurchased 10/02/06,
    repurchase price $847,877
    (collateralized by a U.S.
    Government obligation, par
    value $1,220,000, 4.72%,
    03/15/10, total market value
    $1,206,989) (A)                      $   848          848
                                                  -----------
Total Repurchase Agreement
  (Cost $848)                                             848
                                                  -----------

Total Investments -- 99.8% +
  (Cost $42,470)                                       47,758
                                                  -----------

Other Assets and Liabilities, Net -- 0.2%                 118
                                                  -----------

Net Assets -- 100.0%                              $    47,876
                                                  ===========

* Non-income producing security.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl --  Class
REITs -- Real Estate Investment Trusts
S&L -- Savings and Loan
Cost figures are shown with "000's" omitted.

+ At September 30, 2006, the tax basis cost of the Portfolio's investments was $42,470,103, and the unrealized appreciation and depreciation were $6,991,969 and $(1,703,551), respectively.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.


















3       Old Mutual Insurance Series Fund / Quarterly Report / September 30, 2006

================================================================================

SCHEDULE OF INVESTMENTS


Old Mutual Select Value Portfolio
September 30, 2006 (Unaudited)




DESCRIPTION                             SHARES     VALUE (000)
-----------------------------------------------------------------

COMMON STOCK -- 95.9%
    APPLICATIONS SOFTWARE -- 6.3%
      Microsoft                          111,900  $     3,058
                                                  -----------
    Total Applications Software                         3,058
                                                  -----------
    CABLE TV -- 2.1%
      Comcast, Cl A*                      27,200        1,001
                                                  -----------
    Total Cable TV                                      1,001
                                                  -----------
    CHEMICALS-DIVERSIFIED -- 3.1%
      E.I. du Pont de Nemours             34,800        1,491
                                                  -----------
    Total Chemicals-Diversified                         1,491
                                                  -----------
    COMPUTERS-MEMORY DEVICES -- 4.1%
      EMC*                               168,200        2,015
                                                  -----------
    Total Computers-Memory Devices                      2,015
                                                  -----------
    DATA PROCESSING/MANAGEMENT -- 2.5%
      MasterCard, Cl A                    17,500        1,231
                                                  -----------
    Total Data Processing/Management                    1,231
                                                  -----------
    DIVERSIFIED MANUFACTURING OPERATIONS -- 7.2%
      General Electric                   100,000        3,530
                                                  -----------
    Total Diversified Manufacturing Operations          3,530
                                                  -----------
    FINANCE-INVESTMENT BANKER/BROKER -- 8.6%
      Goldman Sachs Group                  6,900        1,167
      JPMorgan Chase                      25,600        1,202
      Morgan Stanley                      25,100        1,830
                                                  -----------
    Total Finance-Investment Banker/Broker              4,199
                                                  -----------
    FOOD-MISCELLANEOUS/DIVERSIFIED -- 6.0%
      General Mills                       31,900        1,805
      Unilever                            45,500        1,117
                                                  -----------
    Total Food-Miscellaneous/Diversified                2,922
                                                  -----------
    FOOD-WHOLESALE/DISTRIBUTION -- 3.4%
      Sysco                               49,200        1,646
                                                  -----------
    Total Food-Wholesale/Distribution                   1,646
                                                  -----------
    INSURANCE BROKERS -- 3.6%
      Marsh & McLennan                    61,800        1,740
                                                  -----------
    Total Insurance Brokers                             1,740
                                                  -----------
    INTERNET SECURITY -- 3.5%
      Symantec*                           80,900        1,722
                                                  -----------
    Total Internet Security                             1,722
                                                  -----------
    MEDICAL INSTRUMENTS -- 5.9%
      Boston Scientific*                  93,300        1,380
      Medtronic                           32,100        1,491
                                                  -----------
    Total Medical Instruments                           2,871
                                                  -----------


                                    SHARES/FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)
-----------------------------------------------------------------
    MEDICAL-DRUGS -- 1.8%
      Pfizer                              30,200  $       856
                                                  -----------
    Total Medical-Drugs                                   856
                                                  -----------
    MULTI-LINE INSURANCE -- 9.1%
      American International Group        35,800        2,372
      XL Capital, Cl A                    29,700        2,040
                                                  -----------
    Total Multi-Line Insurance                          4,412
                                                  -----------
    NON-HAZARDOUS WASTE DISPOSAL -- 2.2%
      Waste Management                    28,600        1,049
                                                  -----------
    Total Non-Hazardous Waste Disposal                  1,049
                                                  -----------
    OIL COMPANIES-INTEGRATED -- 4.4%
      Chevron                             10,000          649
      ConocoPhillips                      14,500          863
      Exxon Mobil                          9,500          637
                                                  -----------
    Total Oil Companies-Integrated                      2,149
                                                  -----------
    PAPER & RELATED PRODUCTS -- 2.8%
      International Paper                 40,000        1,385
                                                  -----------
    Total Paper & Related Products                      1,385
                                                  -----------
    PIPELINES -- 3.4%
      El Paso                            121,900        1,663
                                                  -----------
    Total Pipelines                                     1,663
                                                  -----------
    PROPERTY/CASUALTY INSURANCE -- 4.0%
      St Paul Travelers                   42,000        1,969
                                                  -----------
    Total Property/Casualty Insurance                   1,969
                                                  -----------
    REINSURANCE -- 4.7%
      Berkshire Hathaway, Cl A*               24        2,299
                                                  -----------
    Total Reinsurance                                   2,299
                                                  -----------
    RETAIL-DISCOUNT -- 2.4%
      Wal-Mart Stores                     24,000        1,184
                                                  -----------
    Total Retail-Discount                               1,184
                                                  -----------
    SEMICONDUCTOR EQUIPMENT -- 4.8%
      Applied Materials                  130,500        2,314
                                                  -----------
    Total Semiconductor Equipment                       2,314
                                                  -----------
Total Common Stock
  (Cost $40,901)                                       46,706
                                                  -----------

REPURCHASE AGREEMENT -- 2.8%
  Morgan Stanley,
     5.20%, dated 09/29/06, to be
    repurchased on 10/02/06,
    repurchase price $1,341,312
    (collateralized by a U.S.
    Government obligation, par
    value $1,361,924, 2.000%,
    01/15/16, total market value
    $1,367,682) (A)                     $  1,341        1,341
                                                  -----------
Total Repurchase Agreement
  (Cost $1,341)                                         1,341
                                                  -----------


1       Old Mutual Insurance Series Fund / Quarterly Report / September 30, 2006

================================================================================

SCHEDULE OF INVESTMENTS


Old Mutual Select Value Portfolio
September 30, 2006 (Unaudited)




DESCRIPTION                                        VALUE (000)
-----------------------------------------------------------------

Total Investments -- 98.7% +
  (Cost $42,242)                                  $    48,047
                                                  -----------

Other Assets and Liabilities, Net -- 1.3%                 615
                                                  -----------

Net Assets -- 100.0%                              $    48,662
                                                  ===========

* Non-income producing security.
(A) -- Tri-party repurchase agreement
Cl --  Class
Cost figures are shown with "000's" omitted.

+ At September 30, 2006, the tax basis cost of the Portfolio's investments was $42,242,224, and the unrealized appreciation and depreciation were $6,315,627 and $(510,282), respectively.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.



















2       Old Mutual Insurance Series Fund / Quarterly Report / September 30, 2006

================================================================================

SCHEDULE OF INVESTMENTS


Old Mutual Small Cap Portfolio
September 30, 2006 (Unaudited)





DESCRIPTION                               SHARES    VALUE (000)
----------------------------------------------------------------

COMMON STOCK -- 97.8%
    AEROSPACE/DEFENSE -- 1.4%
      Teledyne Technologies*              34,140  $     1,352
                                                  -----------
    Total Aerospace/Defense                             1,352
                                                  -----------
    AEROSPACE/DEFENSE-EQUIPMENT -- 1.1%
      Alliant Techsystems*                 9,035          732
      BE Aerospace*                       16,975          358
                                                  -----------
    Total Aerospace/Defense-Equipment                   1,090
                                                  -----------
    AGRICULTURAL OPERATIONS -- 0.7%
      Delta & Pine Land                    2,600          105
      Tejon Ranch*                        14,400          611
                                                  -----------
    Total Agricultural Operations                         716
                                                  -----------
    AIRLINES -- 0.4%
      Republic Airways Holdings*          22,700          352
                                                  -----------
    Total Airlines                                        352
                                                  -----------
    APPLICATIONS SOFTWARE -- 1.1%
      American Reprographics*             15,285          490
      Progress Software*                  23,910          622
                                                  -----------
    Total Applications Software                         1,112
                                                  -----------
    AUCTION HOUSE/ART DEALER -- 0.6%
      Sotheby's                           18,300          590
                                                  -----------
    Total Auction House/Art Dealer                        590
                                                  -----------
    AUDIO/VIDEO PRODUCTS -- 1.2%
      Harman International                14,445        1,205
                                                  -----------
    Total Audio/Video Products                          1,205
                                                  -----------
    B2B/E-COMMERCE -- 0.5%
      i2 Technologies*                    27,000          506
                                                  -----------
    Total B2B/E-Commerce                                  506
                                                  -----------
    BROADCAST SERVICES/PROGRAMMING -- 0.6%
      Nexstar Broadcasting
         Group, Cl A*                    144,049          569
                                                  -----------
    Total Broadcast Services/Programming                  569
                                                  -----------
    BUILDING & CONSTRUCTION-MISCELLANEOUS -- 0.3%
      Insituform Technologies, Cl A*      11,350          276
                                                  -----------
    Total Building & Construction-Miscellaneous           276
                                                  -----------
    BUILDING PRODUCTS-DOORS & WINDOWS -- 0.3%
      Apogee Enterprises                  22,275          339
                                                  -----------
    Total Building Products-Doors & Windows               339
                                                  -----------
    BUILDING-HEAVY CONSTRUCTION -- 0.2%
      Washington Group
         International*                    4,085          240
                                                  -----------
    Total Building-Heavy Construction                     240
                                                  -----------



DESCRIPTION                               SHARES    VALUE (000)
----------------------------------------------------------------
    BUILDING-MOBILE HOME/MANUFACTURED HOUSING -- 0.5%
      Williams Scotsman
         International*                   21,800  $       466
                                                  -----------
    Total Building-Mobile Home/Manufactured
    Housing                                               466
                                                  -----------
    BUILDING-RESIDENTIAL/COMMERCIAL -- 0.4%
      Levitt, Cl A                        34,500          406
                                                  -----------
    Total Building-Residential/Commercial                 406
                                                  -----------
    CABLE TV -- 2.4%
      Mediacom
         Communications,     Cl A*       194,517        1,385
      Rodgers Communications, Cl B        16,550          908
                                                  -----------
    Total Cable TV                                      2,293
                                                  -----------
    CELLULAR TELECOMMUNICATIONS -- 0.6%
      NII Holdings*                        9,330          580
                                                  -----------
    Total Cellular Telecommunications                     580
                                                  -----------
    CHEMICALS-DIVERSIFIED -- 0.5%
      Olin                                30,580          470
                                                  -----------
    Total Chemicals-Diversified                           470
                                                  -----------
    CHEMICALS-SPECIALTY -- 0.8%
      Hercules*                           11,500          181
      MacDermid                           17,380          567
                                                  -----------
    Total Chemicals-Specialty                             748
                                                  -----------
    CIRCUIT BOARDS -- 0.7%
      Park Electrochemical                20,400          646
                                                  -----------
    Total Circuit Boards                                  646
                                                  -----------
    COMMERCIAL BANKS-WESTERN US -- 0.6%
      SVB Financial Group*                12,500          558
                                                  -----------
    Total Commercial Banks-Western US                     558
                                                  -----------
    COMMERCIAL SERVICES-FINANCE -- 1.2%
      Euronet Worldwide*                  13,115          322
      Wright Express*                     34,705          835
                                                  -----------
    Total Commercial Services-Finance                   1,157
                                                  -----------
    COMPUTER AIDED DESIGN -- 0.9%
      Ansys*                              18,845          833
                                                  -----------
    Total Computer Aided Design                           833
                                                  -----------
    COMPUTER SERVICES -- 1.5%
      Ceridian*                           18,835          421
      Perot Systems, Cl A*                73,745        1,017
                                                  -----------
    Total Computer Services                             1,438
                                                  -----------
    COMPUTER SOFTWARE -- 0.9%
      Blackbaud                           38,510          847
                                                  -----------
    Total Computer Software                               847
                                                  -----------



--------------------------------------------------------------------------------
1       Old Mutual Insurance Series Fund / Quarterly Report / September 30, 2006

================================================================================

SCHEDULE OF INVESTMENTS


Old Mutual Small Cap Portfolio
September 30, 2006 (Unaudited)





DESCRIPTION                               SHARES    VALUE (000)
----------------------------------------------------------------
    COMPUTERS-INTEGRATED SYSTEMS -- 0.3%
      Micros Systems*                      6,270  $       307
                                                  -----------
    Total Computers-Integrated Systems                    307
                                                  -----------
    CONSULTING SERVICES -- 0.4%
      Corporate Executive Board            4,175          375
                                                  -----------
    Total Consulting Services                             375
                                                  -----------
    CONSUMER PRODUCTS-MISCELLANEOUS -- 0.5%
      Scotts Miracle-Gro, Cl A            11,510          512
                                                  -----------
    Total Consumer Products-Miscellaneous                 512
                                                  -----------
    CONTAINERS-METAL/GLASS -- 0.3%
      Greif, Cl A                          3,825          306
                                                  -----------
    Total Containers-Metal/Glass                          306
                                                  -----------
    COSMETICS & TOILETRIES -- 0.0%
      Bare Escentuals*                       530           14
                                                  -----------
    Total Cosmetics & Toiletries                           14
                                                  -----------
    DATA PROCESSING/MANAGEMENT -- 1.3%
      Dun & Bradstreet*                   10,315          774
      MoneyGram International              7,000          203
      Schawk                              14,380          262
                                                  -----------
    Total Data Processing/Management                    1,239
                                                  -----------
    DENTAL SUPPLIES & EQUIPMENT -- 0.5%
      Patterson*                          11,835          398
      Sirona Dental Systems                3,590          118
                                                  -----------
    Total Dental Supplies & Equipment                     516
                                                  -----------
    DIAGNOSTIC EQUIPMENT -- 0.5%
      Cytyc*                              20,100          492
                                                  -----------
    Total Diagnostic Equipment                            492
                                                  -----------
    DIAGNOSTIC KITS -- 1.5%
      Dade Behring Holdings               21,300          856
      Meridian Bioscience                 25,240          593
                                                  -----------
    Total Diagnostic Kits                               1,449
                                                  -----------
    DIALYSIS CENTERS -- 0.1%
      Dialysis Corp Of America*            9,366          125
                                                  -----------
    Total Dialysis Centers                                125
                                                  -----------
    DISPOSABLE MEDICAL PRODUCTS -- 0.8%
      C.R. Bard                           10,210          766
                                                  -----------
    Total Disposable Medical Products                     766
                                                  -----------
    DISTRIBUTION/WHOLESALE -- 0.8%
      Beacon Roofing Supply*              15,200          307
      Bell Microproducts*                 91,100          473
                                                  -----------
    Total Distribution/Wholesale                          780
                                                  -----------
    DIVERSIFIED MANUFACTURING OPERATIONS -- 1.4%
      Actuant, Cl A*                      12,295          616


DESCRIPTION                               SHARES    VALUE (000)
----------------------------------------------------------------
    DIVERSIFIED MANUFACTURING OPERATIONS -- CONTINUED
      ESCO Technologies*                  16,235  $       747
                                                  -----------
    Total Diversified Manufacturing Operations          1,363
                                                  -----------
    DRUG DELIVERY SYSTEMS -- 0.1%
      Conor Medsystems*                    5,790          136
                                                  -----------
    Total Drug Delivery Systems                           136
                                                  -----------
    E-SERVICES/CONSULTING -- 0.5%
      Keynote Systems*                    50,600          533
                                                  -----------
    Total E-Services/Consulting                           533
                                                  -----------
    ELECTRIC PRODUCTS-MISCELLANEOUS -- 0.5%
      Ametek                              10,280          448
                                                  -----------
    Total Electric Products-Miscellaneous                 448
                                                  -----------
    ELECTRONIC COMPONENTS-MISCELLANEOUS -- 0.7%
      International DisplayWorks*        101,600          647
                                                  -----------
    Total Electronic Components-Miscellaneous             647
                                                  -----------
    ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.6%
      ON Semiconductor*                   31,025          183
      Skyworks Solutions*                 80,800          419
                                                  -----------
    Total Electronic Components-Semiconductors            602
                                                  -----------
    ELECTRONIC CONNECTORS -- 1.4%
      Amphenol, Cl A                      22,115        1,370
                                                  -----------
    Total Electronic Connectors                         1,370
                                                  -----------
    ELECTRONIC DESIGN AUTOMATION -- 0.7%
      Synplicity*                        110,700          708
                                                  -----------
    Total Electronic Design Automation                    708
                                                  -----------
    ELECTRONIC MEASURING INSTRUMENTS -- 0.6%
      Molecular Devices*                   3,115           58
      Orbotech*                           22,430          531
                                                  -----------
    Total Electronic Measuring Instruments                589
                                                  -----------
    ENTERPRISE SOFTWARE/SERVICES -- 1.1%
      Lawson Software*                    94,100          682
      Packeteer*                          39,300          339
                                                  -----------
    Total Enterprise Software/Services                  1,021
                                                  -----------
    FINANCE-CONSUMER LOANS -- 2.3%
      Encore Capital Group*               39,900          518
      First Marblehead                    15,050        1,042
      Portfolio Recovery
      Associates*                         15,900          698
                                                  -----------
    Total Finance-Consumer Loans                        2,258
                                                  -----------
    FINANCE-OTHER SERVICES -- 1.1%
      Asset Acceptance Capital*           52,405          851
      GFI Group*                           4,750          263
                                                  -----------
    Total Finance-Other Services                        1,114
                                                  -----------
    FINANCIAL GUARANTEE INSURANCE -- 2.3%
      AMBAC Financial Group                6,710          555
      Assured Guaranty                     8,935          232



--------------------------------------------------------------------------------
2       Old Mutual Insurance Series Fund / Quarterly Report / September 30, 2006

================================================================================

SCHEDULE OF INVESTMENTS


Old Mutual Small Cap Portfolio
September 30, 2006 (Unaudited)





DESCRIPTION                               SHARES    VALUE (000)
----------------------------------------------------------------
    FINANCIAL GUARANTEE INSURANCE -- CONTINUED
      MBIA                                12,160  $       747
      Primus Guaranty*                    23,750          288
      Ram Holdings*                       20,660          268
      Security Capital Assurance*          5,000          120
                                                  -----------
    Total Financial Guarantee Insurance                 2,210
                                                  -----------
    FOOD-DAIRY PRODUCTS -- 0.8%
      Dean Foods*                         18,735          787
                                                  -----------
    Total Food-Dairy Products                             787
                                                  -----------
    INDUSTRIAL AUDIO & VIDEO PRODUCTS -- 0.6%
      Dolby Laboratories, Cl A*           26,985          536
                                                  -----------
    Total Industrial Audio & Video Products               536
                                                  -----------
    INDUSTRIAL AUTOMATION/ROBOT -- 0.7%
      Cognex                              26,350          666
                                                  -----------
    Total Industrial Automation/Robot                     666
                                                  -----------
    INSTRUMENTS-SCIENTIFIC -- 0.5%
      Dionex*                              4,940          252
      Varian*                              5,120          235
                                                  -----------
    Total Instruments-Scientific                          487
                                                  -----------
    INSURANCE BROKERS -- 0.5%
      Hub International                   15,105          437
                                                  -----------
    Total Insurance Brokers                               437
                                                  -----------
    INTERNET SECURITY -- 0.8%
      Checkfree*                          13,035          539
      Ipass*                              43,000          201
                                                  -----------
    Total Internet Security                               740
                                                  -----------
    INVESTMENT MANAGEMENT/ADVISORY SERVICES -- 2.1%
      Affiliated Managers Group*          10,580        1,059
      AllianceBernstein Holding            9,215          636
      W. P. Stewart                       25,400          316
                                                  -----------
    Total Investment Management/Advisory Services       2,011
                                                  -----------
    LASERS-SYSTEMS/COMPONENTS -- 0.7%
      Electro Scientific
      Industries*                         33,500          690
                                                  -----------
    Total Lasers-Systems/Components                       690
                                                  -----------
    LIFE/HEALTH INSURANCE -- 1.1%
      KMG America*                        69,155          508
      Stancorp Financial Group            13,440          600
                                                  -----------
    Total Life/Health Insurance                         1,108
                                                  -----------
    MACHINERY-PUMPS -- 0.6%
      Graco                               15,205          594
                                                  -----------
    Total Machinery-Pumps                                 594
                                                  -----------
    MEDICAL INSTRUMENTS -- 3.3%
      Cambridge Heart*                   282,500          630
      DJO*                                15,710          652
      Edwards Lifesciences*               16,395          764
      Natus Medical*                      50,800          693


DESCRIPTION                               SHARES    VALUE (000)
----------------------------------------------------------------
    MEDICAL INSTRUMENTS -- CONTINUED
      Symmetry Medical*                   33,700  $       509
                                                  -----------
    Total Medical Instruments                           3,248
                                                  -----------
    MEDICAL PRODUCTS -- 0.5%
      Orthofix International*             10,992          500
                                                  -----------
    Total Medical Products                                500
                                                  -----------
    MEDICAL-BIOMEDICAL/GENETIC -- 2.0%
      Barrier Therapeutics*              132,357          855
      Cambrex                             11,900          247
      Enzon Pharmaceuticals*              34,050          281
      Qiagen*                             36,575          579
                                                  -----------
    Total Medical-Biomedical/Genetic                    1,962
                                                  -----------
    MEDICAL-DRUGS -- 0.8%
      Angiotech Pharmaceuticals*          50,050          439
      Aspreva Pharmaceuticals*            14,200          368
                                                  -----------
    Total Medical-Drugs                                   807
                                                  -----------
    MEDICAL-GENERIC DRUGS -- 0.7%
      Perrigo                             39,305          667
                                                  -----------
    Total Medical-Generic Drugs                           667
                                                  -----------
    MEDICAL-OUTPATIENT/HOME MEDICAL -- 1.0%
      Lincare Holdings*                   27,895          966
                                                  -----------
    Total Medical-Outpatient/Home Medical                 966
                                                  -----------
    MOTION PICTURES & SERVICES -- 0.3%
      Alliance Atlantis
         Communication, Cl B*              8,040          256
                                                  -----------
    Total Motion Pictures & Services                      256
                                                  -----------
    MULTI-LINE INSURANCE -- 0.7%
      Assurant                            12,005          641
                                                  -----------
    Total Multi-Line Insurance                            641
                                                  -----------
    MULTIMEDIA -- 1.0%
      Entravision
         Communications,  Cl A*           45,055          335
      Gemstar-TV Guide
         International*                  199,538          663
                                                  -----------
    Total Multimedia                                      998
                                                  -----------
    NETWORKING PRODUCTS -- 1.7%
      Foundry Networks*                   37,150          489
      Netgear*                            58,500        1,204
                                                  -----------
    Total Networking Products                           1,693
                                                  -----------
    NON-HAZARDOUS WASTE DISPOSAL -- 1.0%
      Waste Connections*                  12,145          461
      WCA Waste*                          90,800          511
                                                  -----------
    Total Non-Hazardous Waste Disposal                    972
                                                  -----------
    OFFICE FURNISHINGS -- 0.5%
      Steelcase, Cl A                     32,890          516
                                                  -----------
    Total Office Furnishings                              516
                                                  -----------


--------------------------------------------------------------------------------
3       Old Mutual Insurance Series Fund / Quarterly Report / September 30, 2006

================================================================================

SCHEDULE OF INVESTMENTS


Old Mutual Small Cap Portfolio
September 30, 2006 (Unaudited)





DESCRIPTION                               SHARES    VALUE (000)
----------------------------------------------------------------
    OIL COMPANIES-EXPLORATION & PRODUCTION -- 1.3%
      Forest Oil*                         14,750  $       466
      Mariner Energy*                     11,941          219
      Stone Energy*                       13,110          531
                                                  -----------
    Total Oil Companies-Exploration & Production        1,216
                                                  -----------
    OIL FIELD MACHINERY & EQUIPMENT -- 1.5%
      Dril-Quip*                           9,405          637
      FMC Technologies*                   11,345          609
      NATCO Group, Cl A*                   9,005          259
                                                  -----------
    Total Oil Field Machinery & Equipment               1,505
                                                  -----------
    OIL-FIELD SERVICES -- 1.1%
      Core Laboratories*                   1,138           73
      Helix Energy Solutions*              8,840          295
      Superior Energy Services*           16,650          437
      W-H Energy Services*                 6,150          255
                                                  -----------
    Total Oil-Field Services                            1,060
                                                  -----------
    PAPER & RELATED PRODUCTS -- 3.2%
      Abitibi-Consolidated               334,500          826
      Bowater                             28,450          585
      Caraustar Industries*              115,227          918
      Neenah Paper                        22,515          771
                                                  -----------
    Total Paper & Related Products                      3,100
                                                  -----------
    PROPERTY/CASUALTY INSURANCE -- 2.3%
      Arch Capital Group*                 17,885        1,135
      CNA Surety*                         24,295          491
      RLI                                 11,020          560
                                                  -----------
    Total Property/Casualty Insurance                   2,186
                                                  -----------
    PUBLISHING-BOOKS -- 2.4%
      John Wiley & Sons, Cl A             29,910        1,077
      Scholastic*                         39,880        1,242
                                                  -----------
    Total Publishing-Books                              2,319
                                                  -----------
    PUBLISHING-PERIODICALS -- 0.5%
      Playboy Enterprises, Cl B*          52,900          498
                                                  -----------
    Total Publishing-Periodicals                          498
                                                  -----------
    RADIO -- 1.0%
      Radio One, Cl D*                    72,800          455
      Spanish Broadcasting
         System, Cl A*                   112,655          492
                                                  -----------
    Total Radio                                           947
                                                  -----------
    REINSURANCE -- 4.0%
      Allied World Assurance
         Holdings*                         6,125          247
      Aspen Insurance Holdings            41,000        1,059
      Endurance Specialty Holdings        26,050          919
      Montpelier Re Holdings              46,200          896
      Platinum Underwriters
      Holdings                            23,200          715
                                                  -----------
    Total Reinsurance                                   3,836
                                                  -----------
    REITS-HOTELS -- 0.7%
      Ashford Hospitality Trust           53,000          632
                                                  -----------
    Total REITs-Hotels                                    632
                                                  -----------


DESCRIPTION                               SHARES    VALUE (000)
----------------------------------------------------------------
    REITS-MORTGAGE -- 1.1%
      Gramercy Capital                    18,375  $       463
      HomeBanc                             3,150           19
      KKR Financial                       23,370          574
                                                  -----------
    Total REITs-Mortgage                                1,056
                                                  -----------
    REITS-OFFICE PROPERTY -- 0.6%
      American Financial Realty
      Trust                               49,600          554
                                                  -----------
    Total REITs-Office Property                           554
                                                  -----------
    RESORTS/THEME PARKS -- 0.9%
      Vail Resorts*                       21,300          852
                                                  -----------
    Total Resorts/Theme Parks                             852
                                                  -----------
    RETAIL-APPAREL/SHOE -- 0.5%
      Footstar*                           92,900          478
                                                  -----------
    Total Retail-Apparel/Shoe                             478
                                                  -----------
    RETAIL-AUTO PARTS -- 0.8%
      Advance Auto Parts                  24,335          802
                                                  -----------
    Total Retail-Auto Parts                               802
                                                  -----------
    RETAIL-CATALOG SHOPPING -- 0.1%
      MSC Industrial Direct, Cl A          2,435           99
                                                  -----------
    Total Retail-Catalog Shopping                          99
                                                  -----------
    RETAIL-PROPANE DISTRIBUTION -- 0.8%
      Star Gas Partners*                 305,100          760
                                                  -----------
    Total Retail-Propane Distribution                     760
                                                  -----------
    RETAIL-RESTAURANTS -- 0.2%
      Morton's Restaurant Group*          15,300          236
                                                  -----------
    Total Retail-Restaurants                              236
                                                  -----------
    RETAIL-VIDEO RENTAL -- 1.0%
      Blockbuster, Cl A*                 262,950        1,010
                                                  -----------
    Total Retail-Video Rental                           1,010
                                                  -----------
    SATELLITE TELECOM -- 0.6%
      Loral Space &
      Communications*                     22,250          586
                                                  -----------
    Total Satellite Telecom                               586
                                                  -----------
    SCHOOLS-DAY CARE -- 0.3%
      Bright Horizons Family
         Solutions*                        6,775          283
                                                  -----------
    Total Schools-Day Care                                283
                                                  -----------
    SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 0.1%
      Standard Microsystems*               3,900          111
                                                  -----------
    Total Semiconductor Components-Integrated
    Circuits                                              111
                                                  -----------
    SEMICONDUCTOR EQUIPMENT -- 2.5%
      Brooks Automation*                  44,500          581
      Cabot Microelectronics*             22,730          655
      Credence Systems*                  106,800          304
      Entegris*                           53,895          588


--------------------------------------------------------------------------------
4       Old Mutual Insurance Series Fund / Quarterly Report / September 30, 2006

================================================================================

SCHEDULE OF INVESTMENTS


Old Mutual Small Cap Portfolio
September 30, 2006 (Unaudited)





DESCRIPTION                               SHARES    VALUE (000)
----------------------------------------------------------------
    SEMICONDUCTOR EQUIPMENT -- CONTINUED
      Varian Semiconductor
         Equipment Associates*             9,337  $       343
                                                  -----------
    Total Semiconductor Equipment                       2,471
                                                  -----------
    SOFTWARE TOOLS -- 0.3%
      Borland Software*                   49,600          284
                                                  -----------
    Total Software Tools                                  284
                                                  -----------
    TELECOMMUNICATIONS EQUIPMENT -- 1.3%
      CommScope*                          22,895          752
      Plantronics                         30,100          528
                                                  -----------
    Total Telecommunications Equipment                  1,280
                                                  -----------
    TELECOMMUNICATIONS SERVICES -- 2.4%
      Global Crossing*                    27,700          568
      Iowa Telecommunications
         Services                         18,300          362
      NeuStar, Cl A*                      19,775          549
      Time Warner Telecom, Cl A*          43,550          828
                                                  -----------
    Total Telecommunications Services                   2,307
                                                  -----------
    TELEPHONE-INTEGRATED -- 0.5%
      IDT, Cl B*                          32,600          470
                                                  -----------
    Total Telephone-Integrated                            470
                                                  -----------
    TELEVISION -- 1.3%
      Sinclair Broadcast Group,
      Cl A                               160,750        1,262
                                                  -----------
    Total Television                                    1,262
                                                  -----------
    TRANSPORT-EQUIPMENT & LEASING -- 1.1%
      GATX                                14,800          612
      Greenbrier                          14,400          418
                                                  -----------
    Total Transport-Equipment & Leasing                 1,030
                                                  -----------
    TRANSPORT-TRUCK -- 1.2%
      Forward Air                         16,215          537
      JB Hunt Transport Services          32,565          676
                                                  -----------
    Total Transport-Truck                               1,213
                                                  -----------
    TRAVEL SERVICES -- 0.5%
      Ambassadors Group*                  18,710          529
                                                  -----------
    Total Travel Services                                 529
                                                  -----------
    WIRE & CABLE PRODUCTS -- 0.1%
      General Cable*                       3,700          141
                                                  -----------
    Total Wire & Cable Products                           141
                                                  -----------
Total Common Stock
  (Cost $91,846)                                       95,064
                                                  -----------


DESCRIPTION                               SHARES    VALUE (000)
----------------------------------------------------------------

INVESTMENT COMPANY -- 0.5%
      INDEX FUND-SMALL CAP -- 0.5%
      iShares Russell 2000 Index
         Fund                              6,750  $       486
                                                  -----------
    Total Index Fund-Small Cap                            486
                                                  -----------
Total Investment Company
  (Cost $432)                                             486
                                                  -----------

REPURCHASE AGREEMENT -- 1.4%
  Morgan Stanley,
     5.20%, dated 09/29/06, to be
    repurchased on 10/02/06,
    repurchase price $1,315,507
    (collateralized by a U.S.
    Government obligation, par
    value $1,850,000, 4.900%,
    11/28/07, total market value
    $1,875,270) (A)                     $  1,315        1,315

                                                  -----------
Total Repurchase Agreement
  (Cost $1,315)                                         1,315
                                                  -----------

Total Investments -- 99.7% +
  (Cost $93,593)                                       96,865
                                                  -----------

Other Assets and Liabilities, Net -- 0.3%                 258
                                                  -----------

Net Assets -- 100.0%                              $    97,123
                                                  ===========

* Non-income producing security.

(A) -- Tri-party repurchase agreement
B2B -- Business to Business
Cl  -- Class
REITs -- Real Estate Investment Trusts
Cost figures are shown with "000's" omitted.

+ At September 30, 2006, the tax basis cost of the Portfolio's investments was $93,593,074, and the unrealized appreciation and depreciation were $9,178,529 and $(5,906,806), respectively.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.








--------------------------------------------------------------------------------
5       Old Mutual Insurance Series Fund / Quarterly Report / September 30, 2006

================================================================================

SCHEDULE OF INVESTMENTS


Old Mutual Small Cap Growth Portfolio
September 30, 2006 (Unaudited)




DESCRIPTION                               SHARES       VALUE
-----------------------------------------------------------------

COMMON STOCK -- 102.2%
    AEROSPACE/DEFENSE-EQUIPMENT -- 2.8%
      BE Aerospace*                        3,865  $    81,513
                                                  -----------
    Total Aerospace/Defense-Equipment                  81,513
                                                  -----------
    APPLICATIONS SOFTWARE -- 2.6%
      American Reprographics*              1,500       48,090
      Nuance Communications*               3,400       27,778
                                                  -----------
    Total Applications Software                        75,868
                                                  -----------
    AUTO-MEDIUM & HEAVY DUTY TRUCKS -- 0.5%
      Force Protection*                    1,750       14,648
                                                  -----------
    Total Auto-Medium & Heavy Duty Trucks              14,648
                                                  -----------
    AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.4%
      Amerigon*                            1,446       12,436
                                                  -----------
    Total Auto/Truck Parts & Equipment-Original        12,436
                                                  -----------
    COMMERCIAL BANKS-EASTERN US -- 1.0%
      Signature Bank*                        900       27,837
                                                  -----------
    Total Commercial Banks-Eastern US                  27,837
                                                  -----------
    COMMERCIAL BANKS-WESTERN US -- 0.7%
      Community Bancorp*                     687       20,960
                                                  -----------
    Total Commercial Banks-Western US                  20,960
                                                  -----------
    COMMERCIAL SERVICES -- 4.0%
      CoStar*                                809       33,428
      PeopleSupport*                       1,400       25,900
      Providence Service*                  2,050       56,559
                                                  -----------
    Total Commercial Services                         115,887
                                                  -----------
    COMPUTER SERVICES -- 0.6%
      Kanbay International*                  800       16,448
                                                  -----------
    Total Computer Services                            16,448
                                                  -----------
    COMPUTERS -- 2.3%
      Rackable Systems*                    2,463       67,412
                                                  -----------
    Total Computers                                    67,412
                                                  -----------
    COMPUTERS-MEMORY DEVICES -- 1.1%
      SimpleTech*                          3,550       32,341
                                                  -----------
    Total Computers-Memory Devices                     32,341
                                                  -----------
    CONSULTING SERVICES -- 6.0%
      Corporate Executive Board            1,200      107,892
      Huron Consulting Group*                613       24,029
      LECG*                                2,172       40,747
                                                  -----------
    Total Consulting Services                         172,668
                                                  -----------
    DIAGNOSTIC KITS -- 1.7%
      Quidel*                              3,500       49,420
                                                  -----------
    Total Diagnostic Kits                              49,420
                                                  -----------


DESCRIPTION                               SHARES       VALUE
-----------------------------------------------------------------
    DIVERSIFIED MANUFACTURING OPERATIONS -- 2.1%
      ESCO Technologies*                   1,325  $    61,003
                                                  -----------
    Total Diversified Manufacturing Operations         61,003
                                                  -----------
    DRUG DELIVERY SYSTEMS -- 0.6%
      Noven Pharmaceuticals*                 700       16,884
                                                  -----------
    Total Drug Delivery Systems                        16,884
                                                  -----------
    EDUCATIONAL SOFTWARE -- 0.9%
      Blackboard*                          1,000       26,500
                                                  -----------
    Total Educational Software                         26,500
                                                  -----------
    ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 2.1%
      Diodes*                                500       21,585
      Microsemi*                           2,072       39,057
                                                  -----------
    Total Electronic Components-Semiconductors         60,642
                                                  -----------
    ENTERPRISE SOFTWARE/SERVICES -- 0.7%
      Concur Technologies*                 1,300       18,915
                                                  -----------
    Total Enterprise Software/Services                 18,915
                                                  -----------
    ENTERTAINMENT SOFTWARE -- 0.9%
      THQ*                                   900       26,253
                                                  -----------
    Total Entertainment Software                       26,253
                                                  -----------
    FINANCE-INVESTMENT BANKER/BROKER -- 1.4%
      Greenhill                              600       40,212
                                                  -----------
    Total Finance-Investment Banker/Broker             40,212
                                                  -----------
    FINANCE-OTHER SERVICES -- 2.0%
      GFI Group*                             525       29,027
      International Securities
         Exchange                            612       28,697
                                                  -----------
    Total Finance-Other Services                       57,724
                                                  -----------
    GAMBLING (NON-HOTEL) -- 2.3%
      Pinnacle Entertainment*              2,350       66,082
                                                  -----------
    Total Gambling (Non-Hotel)                         66,082
                                                  -----------
    HUMAN RESOURCES -- 1.0%
      Kenexa*                              1,150       29,003
                                                  -----------
    Total Human Resources                              29,003
                                                  -----------
    IMPORT/EXPORT -- 0.5%
      Castle Brands*                       1,820       13,286
                                                  -----------
    Total Import/Export                                13,286
                                                  -----------
    INTERNET APPLICATION SOFTWARE -- 1.6%
      DealerTrack Holdings*                1,070       23,658
      Vocus*                               1,354       21,366
                                                  -----------
    Total Internet Application Software                45,024
                                                  -----------
    INTERNET CONNECTIVE SERVICES -- 1.6%
      Cogent Communications Group*         3,886       45,039
                                                  -----------
    Total Internet Connective Services                 45,039
                                                  -----------


1       Old Mutual Insurance Series Fund / Quarterly Report / September 30, 2006

================================================================================

SCHEDULE OF INVESTMENTS


Old Mutual Small Cap Growth Portfolio
September 30, 2006 (Unaudited)




DESCRIPTION                               SHARES       VALUE
-----------------------------------------------------------------
    INTERNET INFRASTRUCTURE SOFTWARE -- 0.8%
      Opsware*                             2,400  $    21,624
                                                  -----------
    Total Internet Infrastructure Software             21,624
                                                  -----------
    INTIMATE APPAREL -- 0.5%
      Tefron                               1,241       14,272
                                                  -----------
    Total Intimate Apparel                             14,272
                                                  -----------
    INVESTMENT MANAGEMENT/ADVISORY SERVICES -- 5.4%
      Affiliated Managers Group*           1,550      155,170
                                                  -----------
    Total Investment Management/Advisory Services     155,170
                                                  -----------
    MACHINERY-CONSTRUCTION & MINING -- 1.4%
      Bucyrus International, Cl A            950       40,299
                                                  -----------
    Total Machinery-Construction & Mining              40,299
                                                  -----------
    MEDICAL IMAGING SYSTEMS -- 0.6%
      Vital Images*                          592       18,695
                                                  -----------
    Total Medical Imaging Systems                      18,695
                                                  -----------
    MEDICAL INFORMATION SYSTEMS -- 1.5%
      Allscripts Healthcare
      Solutions*                             856       19,217
      Phase Forward*                       1,900       22,686
                                                  -----------
    Total Medical Information Systems                  41,903
                                                  -----------
    MEDICAL INSTRUMENTS -- 3.7%
      Arthrocare*                          1,100       51,546
      Conceptus*                           3,050       53,954
                                                  -----------
    Total Medical Instruments                         105,500
                                                  -----------
    MEDICAL-BIOMEDICAL/GENETIC -- 1.0%
      Keryx Biopharmaceuticals*            2,350       27,801
                                                  -----------
    Total Medical-Biomedical/Genetic                   27,801
                                                  -----------
    MEDICAL-DRUGS -- 4.8%
      Adams Respiratory
         Therapeutics*                     2,150       78,669
      New River Pharmaceuticals*             550       14,152
      Santarus*                            6,050       44,891
                                                  -----------
    Total Medical-Drugs                               137,712
                                                  -----------
    MEDICAL-OUTPATIENT/HOME MEDICAL -- 2.8%
      Radiation Therapy Services*          2,700       78,921
                                                  -----------
    Total Medical-Outpatient/Home Medical              78,921
                                                  -----------
    METAL PROCESSORS & FABRICATORS -- 1.7%
      Ladish*                              1,699       49,067
                                                  -----------
    Total Metal Processors & Fabricators               49,067
                                                  -----------
    NETWORKING PRODUCTS -- 1.0%
      Atheros Communications*              1,600       29,008
                                                  -----------
    Total Networking Products                          29,008
                                                  -----------
    OIL & GAS DRILLING -- 0.8%
      Pioneer Drilling*                    1,750       22,470
                                                  -----------
    Total Oil & Gas Drilling                           22,470
                                                  -----------

DESCRIPTION                               SHARES       VALUE
-----------------------------------------------------------------
    OIL COMPANIES-EXPLORATION & PRODUCTION -- 2.5%
      ATP Oil & Gas*                         450  $    16,623
      Berry Petroleum, Cl A                  650       18,304
      Cabot Oil & Gas                        400       19,172
      Parallel Petroleum*                    850       17,051
                                                  -----------
    Total Oil Companies-Exploration & Production       71,150
                                                  -----------
    OIL FIELD MACHINERY & EQUIPMENT -- 1.6%
      Dresser-Rand Group*                  1,600       32,640
      Metretek Technologies*               1,100       13,134
                                                  -----------
    Total Oil Field Machinery & Equipment              45,774
                                                  -----------
    OIL-FIELD SERVICES -- 2.1%
      Hercules Offshore*                     650       20,182
      Trico Marine Services*                 600       20,250
      W-H Energy Services*                   450       18,662
                                                  -----------
    Total Oil-Field Services                           59,094
                                                  -----------
    PHYSICAL PRACTICE MANAGEMENT -- 2.2%
      Healthways*                          1,425       63,555
                                                  -----------
    Total Physical Practice Management                 63,555
                                                  -----------
    PHYSICAL THERAPY/REHABILITATION CENTERS -- 1.1%
      Psychiatric Solutions*                 921       31,397
                                                  -----------
    Total Physical Therapy/Rehabilitation Centers      31,397
                                                  -----------
    REAL ESTATE MANAGEMENT/SERVICES -- 1.1%
      Trammell Crow*                         900       32,859
                                                  -----------
    Total Real Estate Management/Services              32,859
                                                  -----------
    RETAIL-APPAREL/SHOE -- 4.5%
      Aeropostale*                           911       26,629
      Charlotte Russe Holding*             1,100       30,294
      Children's Place*                      350       22,410
      Christopher & Banks                  1,700       50,116
                                                  -----------
    Total Retail-Apparel/Shoe                         129,449
                                                  -----------
    RETAIL-ARTS & CRAFTS -- 0.9%
      AC Moore Arts & Crafts*              1,300       24,739
                                                  -----------
    Total Retail-Arts & Crafts                         24,739
                                                  -----------
    RETAIL-DISCOUNT -- 0.7%
      Citi Trends*                           600       20,706
                                                  -----------
    Total Retail-Discount                              20,706
                                                  -----------
    RETAIL-SPORTING GOODS -- 3.0%
      Dick's Sporting Goods*                 900       40,968
      Hibbett Sporting Goods*              1,403       36,731
      Zumiez*                                300        8,100
                                                  -----------
    Total Retail-Sporting Goods                        85,799
                                                  -----------
    SCHOOLS -- 3.6%
      DeVry*                                 713       15,166
      ITT Educational Services*              900       59,670
      Strayer Education                      250       27,052
                                                  -----------
    Total Schools                                     101,888
                                                  -----------

2       Old Mutual Insurance Series Fund / Quarterly Report / September 30, 2006

================================================================================

SCHEDULE OF INVESTMENTS


Old Mutual Small Cap Growth Portfolio
September 30, 2006 (Unaudited)




DESCRIPTION                            SHARES/FACE
                                       AMOUNT (000)    VALUE
-----------------------------------------------------------------
    SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 1.2%
      Anadigics*                           2,850  $    20,406
      Standard Microsystems*                 500       14,210
                                                  -----------
    Total Semiconductor Components-Integrated
    Circuits                                           34,616
                                                  -----------
    TELECOMMUNICATIONS EQUIPMENT -- 2.0%
      CommScope*                           1,750       57,505
                                                  -----------
    Total Telecommunications Equipment                 57,505
                                                  -----------
    TELECOMMUNICATIONS SERVICES -- 1.5%
      Cbeyond*                             1,553       42,630
                                                  -----------
    Total Telecommunications Services                  42,630
                                                  -----------
    THERAPEUTICS -- 1.0%
      Theravance*                          1,050       28,392
                                                  -----------
    Total Therapeutics                                 28,392
                                                  -----------
    TRANSACTIONAL SOFTWARE -- 1.5%
      VeriFone Holdings*                   1,473       42,054
                                                  -----------
    Total Transactional Software                       42,054
                                                  -----------
    WEB HOSTING/DESIGN -- 1.7%
      Equinix*                               450       27,045
      Website Pros*                        1,962       21,307
                                                  -----------
    Total Web Hosting/Design                           48,352
                                                  -----------
    WIRE & CABLE PRODUCTS -- 2.6%
      General Cable*                         950       36,300
      Superior Essex*                      1,085       37,160
                                                  -----------
    Total Wire & Cable Products                        73,460
                                                  -----------
Total Common Stock
  (Cost $2,742,530)                                 2,929,866
                                                  -----------

REPURCHASE AGREEMENT -- 1.4%
  Morgan Stanley,
     5.05%, dated 09/29/06, to be
    repurchased on 10/02/06,
    repurchase price $38,741
    (collateralized by a U.S.
    Government obligation, par
    value $104,654, 6.50%,
    11/15/26, total market value
    $39,499) (A)                       $  38,725      38,725
                                                  -----------
Total Repurchase Agreement
  (Cost $38,725)                                       38,725
                                                  -----------

Total Investments -- 103.6% +
  (Cost $2,781,255)                                 2,968,591
                                                  -----------

Other Assets and Liabilities, Net -- (3.6%)          (102,017)
                                                  -----------

Net Assets -- 100.0%                              $ 2,866,574
                                                  ===========

* Non-income producing security.
(A) -- Tri-party repurchase agreement
Cl -- Class
+ At September 30, 2006, the tax basis cost of the Portfolio's investments was $2,781,255, and the unrealized appreciation and depreciation were $304,653 and $(117,317), respectively.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.




















3       Old Mutual Insurance Series Fund / Quarterly Report / September 30, 2006

Item 2.   Controls and Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures of Old Mutual Insurance Series Fund (the "registrant") as of a date within 90 days of the filing date of this report, the registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), or persons performing similar functions, have concluded that the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed in this report is recorded, processed, summarized, and reported within required time periods, and accumulated and communicated to the registrant's management, including the registrant's PEO and PFO, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

 (b) During the quarter ended September 30, 2006, there has been no change in the registrant's internal control over financial reporting that has materially affected, or that is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.   Exhibits.

Attached hereto as Exhibit EX-99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


OLD MUTUAL INSURANCE SERIES FUND



By: /s/ Julian F. Sluyters
    -----------------------------
    Julian F. Sluyters, President

Date: November 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Julian F. Sluyters
    -----------------------------------------------
    Julian F. Sluyters, Principal Executive Officer

Date:  November 21, 2006




By: /s/ Robert T. Kelly
    --------------------------------------------
    Robert T. Kelly, Principal Financial Officer

Date:  November 21, 2006